UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

HIGH YIELD FUND

Annual Report October 31, 2003

8.23
9.17
9.39
9.76
108.88
8.92
6.86
7.08
99.75
8.96
104.50
9.07
99.50
9.35
91.88
9.99
102.00
103.00
101.00
99.00
P/YR
NOM %
EFF
I/YR
%CHG

Goldman Sachs Asset Management

Goldman Sachs Funds
H I G H Y I E L D F U N D Annual Report October 31, 2003
A high level of current income through a diversified portfolio of high yield securities.

Goldman Sachs High Yield Fund
NOT FDIC-INSURED May Lose Value No Bank Guarantee

G O L D M A N S A C H S H I G H Y I E L D F U N D
What Distinguishes Goldman Sachs’ Fixed Income Investing Process?
At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.
A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, The objective of the as we continue to develop value-added strategies through: 1 R I G O R O U S S E C U R I T Y S E L E C T I O N Goldman Sachs High Yield
Assess relative value among sectors (such as mortgages and corporates) and sub-sectors Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio Fund is to generate risk adjusted returns by 2 P R E C I S E P O R T F O L I O C O N S T R U C T I O N
Team approach to decision making reducing default losses Manage risk by avoiding significant sector and interest rate bets Careful management of yield curve strategies — while closely managing portfolio duration and focusing on issues with
R E S U LT strong upside potential.
Fixed Income portfolios that:
Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield Capitalize on GSAM’s industry renowned credit research capabilities Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

G O L D M A N S A C H S H I G H Y I E L D F U N D
Portfolio Results
Dear Shareholder: This report provides an overview on the performance of the Goldman Sachs High Yield Fund during the one-year reporting period that ended October 31, 2003.
Performance Review Over the one-year period that ended October 31, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 33.34%, 32.31%, 32.36%, 33.98%, and 33.16%, respectively. These returns compare to the 33.77% cumulative total return of the Fund’s benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index.
While the Fund produced strong absolute returns during the fiscal year, most of the Fund’s share classes slightly lagged its benchmark. In the first seven months of the period, the Fund underperformed largely as a result of its underweight in Utilities and distressed bonds. During the last five months of the period, the Fund recaptured ground relative to the benchmark as a result of increased exposure to the riskier categories of the high yield market, including the Utilities, Technology and Cable sectors. In addition, a sharp recovery in many of the corporate credits that lagged earlier in the period, such as Invensys PLC, ABB Ltd., and Koninklijke Ahold N.V., enhanced results. More recently, the Fund has benefited from its focus on B rated securities and reduced exposure to more interest rate-sensitive segments.
High Yield Market The high yield market rebounded sharply over the reporting period, helping the Fund to produce its strongest annual performance since its inception. The rally began toward the end of 2002 and gained momentum in early 2003, due in part to renewed confidence in corporate governance, generally positive earnings results, and an improving global economy. Companies such as Nextel Communications, Inc. and Crown Castle International Corp. executed bond repurchases and more stressed Utility firms announced asset sales to de-leverage and enhance liquidity positions. This trend persuaded investors that even the most distressed companies would be able to regain access to capital and stave off what had appeared to be their inevitable demise in the summer of 2002. Additionally, renewed investor confidence enabled a number of high profile issuers, such as Tyco International Group S.A. and American Tower Corp., to refinance their issues. Georgia-Pacific Corp., The AES Corp. and Charter Communications, Inc. similarly enhanced their liquidity positions with large multi-billion dollar issuance.
The positives associated with balance sheet repair and capital markets access fueled investor demand for high yield bonds, with mutual fund inflows averaging $1 billion per week for most of the period. This demand has been met with a very robust new issue calendar, with approximately 80% of proceeds used for refinancing as companies took advantage of the low interest rate environment. The record pace of new issuance caused some problems in the market over the summer of 2003, as rising interest rates hurt the overall high yield market. However, since early September 2003, high yield inflows have been strong and supply has been tracking at a significantly higher pace.

G O L D M A N S A C H S H I G H Y I E L D F U N D
Supported by these factors, investors have embraced the riskiest segments of the high yield market for the majority of the fiscal year. This has resulted in the dramatic outperformance of triple-C rated bonds in general and the stressed Utility, Technology, and Telecommunications sectors in particular. We continue to see strong fundamental support to the high yield market, given positive earnings trends and an improved economic outlook.
Portfolio Composition Our portfolio construction strategy continued to be driven by credit fundamentals during the reporting period. While the Fund marginally underperformed its benchmark due to an underweight in the riskiest high yield credits, we have selectively added to the Fund’s Utility holdings where we perceive asset value support and structural protections. We have also carefully added Technology credits, which are exhibiting improving operating trends. The Fund established a number of new positions from the primary market over the period. In addition, we were able to take advantage of attractive pricing in investment grade debt and holdings that crossover between BBB and BB ratings to build exposures at discounts to their par value. As these situations have successfully worked out, we have repositioned the Fund’s portfolio by establishing positions in the new issue market that we believe offer higher relative value opportunities.
Portfolio Highlights Charter Communications, Inc. — Charter is a leading cable television operator in the U.S. The triple-C rated company has resolved its accounting issues, implemented the first stages of de-leveraging its balance sheet, announced a small asset sale, and stabilized operating performance. The company has recently completed a new issue to repay bank debt, which is a step toward improving its overall liquidity.
Nortel — Nortel is a leading global provider of telecom and Internet communications infrastructure equipment and services. The company has improved its operating performance through a dramatic cost-cutting effort. In addition, Nortel has further stabilized its balance sheet, giving us greater confidence in its ability to weather potential downturns in spending over the medium term.
Jefferson Smurfit — Jefferson Smurfit is a major producer of containerboard and corrugated boxes with primarily European operations. The company was taken private in a leveraged buy-out sponsored by Madison Dearborn in 2002. It is performing well despite a difficult operating environment.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs High Yield Investment Management Team
November 10, 2003

G O L D M A N S A C H S H I G H Y I E L D F U N D
Fund Basics as of October 31, 2003
Assets Under Management P E R F O R M A N C E R E V I E W
Lehaman Brothers $3.1 Billion
November 1, 2002– Fund Total Return Standardized U.S. Corporate High October 31, 2003 (based on NAV)1 30-Day Yield2 Yield Bond Index3
Class A 33.34% 7.40% 33.77% Number of Holdings Class B 32.31 7.00 33.77 Class C 32.36 7.00 33.77 779 Institutional 33.98 8.16 33.77 Service 33.16 7.66 33.77
1 The net asset value (NAV) represents the net assets of the class of the
Fund (ex-dividend) divided by the total number of shares of the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s performance does not reflect the deduction of any applicable sales charges. N A S D A Q S Y M B O L S 2 The Standardized 30-Day Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period.This number is then annualized.This yield does not necessarily Class A Shares reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. 3 The Lehman Brothers U.S.Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities GSHAX having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service), a minimum amount outstanding of $100 million and at least one year to maturity.The Index is unmanaged and does not reflect any deduction for fees, expenses or taxes.
S T A N D A R D I Z E D T O T A L R E T U R N S 4
Class B Shares
For the period ended 9/30/03Class AClass BClass CInstitutionalService GSHBX One Year22.46%21.68%26.22%28.71%27.92% Five Years4.984.715.176.365.79 Since Inception4.374.374.435.565.02
Class C Shares(8/1/97)(8/1/97) (8/15/97) (8/1/97)(8/1/97)
4 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end.They assume reinvestment
GSHCX of all distributions at net asset value.These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase).Because Institutional and Service Shares do not involve a sales charge,such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary.The Institutional Shares investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.Performance reflects expense limitations in effect.In their absence, performance would be reduced.Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of GSHIX Fund shares.
T O P 1 0 H O L D I N G S A S O F 1 0 / 3 1 / 0 3 5
Service Shares Company Line of Business % of Portfolio
Nextel Communications, Inc. Telecommunications–Cellular 1.8%
GSHSX Tyco International Group S.A. Conglomerates 1.3 The Williams Cos., Inc. Pipelines 1.2 Charter Communications Holdings LLC Media–Cable 1.2 El Paso Corp. Pipelines 1.2 ABB International Finance Ltd. Conglomerates 1.2 Crown Euro Holdings S.A. Packaging 1.0 Graham Packaging Co. Packaging 1.0 The AES Corp. Electric 0.9 FIMEP/Legrand S.A. Building Materials 0.9
Credit Allocation* (%): BBB 3.4 BB 23.0 B 54.3 CCC 12.2 CC 1.4 C 0.1 D 2.3 NR 0.8 CASH 2.5
5 The Fund is actively managed and, as such, its composition may differ over time. * Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated. 4

GOLDMAN SACHS HIGH YIELD FUND

Performance Summary
October 31, 2003

The following graph shows the value, as of October 31, 2003, of a $10,000 investment made on August 1, 1997 (commencement of operations) in Class A Shares (with the maximum sales charge of 4.5%) of the Goldman Sachs High Yield Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index, is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

High Yield Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 1, 1997 to October 31, 2003.

Average Annual Total Return through October 31, 2003	Since Inception	Five Years	One Year

Class A (commenced August 1, 1997)
Excluding sales charges	5.44%	6.68%	33.34%
Including sales charges	4.67%	5.70%	27.35%

Class B (commenced August 1, 1997)
Excluding contingent deferred sales charges	4.67%	5.91%	32.31%
Including contingent deferred sales charges	4.67%	5.48%	26.89%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.71%	5.89%	32.36%
Including contingent deferred sales charges	4.71%	5.89%	31.27%

Institutional Class (commenced August 1, 1997)	5.87%	7.12%	33.98%

Service Class (commenced August 1, 1997)	5.33%	6.56%	33.16%

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments
October 31, 2003

Principal	Interest		Maturity
Amount •	Rate		Date	Value
Corporate Bonds – 92.4%

Aerospace – 1.5%
Argo-Tech Corp. (B-/B3)
USD 8,500,000	8.63%		10/01/2007	$8,415,000
Aspropulsion Capital B.V. (B-/B2)†
EUR 6,250,000	9.63		10/01/2013	7,619,394
BE Aerospace, Inc. (B+/B3)†
USD 1,000,000	8.50		10/01/2010	1,040,000
BE Aerospace, Inc. (B-/Caa3)
4,500,000	9.50		11/01/2008	4,241,250
1,000,000	8.88		05/01/2011	900,000
Dunlop Standard Aerospace Holdings (CCC+/B3)
5,000,000	11.88		05/15/2009	5,425,000
Hexcel Corp. (CCC+/Caa2)
3,500,000	9.75		01/15/2009	3,648,750
K&F Industries, Inc. (B/B3)
4,703,000	9.25		10/15/2007	4,844,090
Sequa Corp. (BB-/B1)
5,000,000	9.00		08/01/2009	5,475,000
TD Funding Corp. (B-/B3)†
4,000,000	8.38		07/15/2011	4,270,000

				$45,878,484

Airlines – 0.6%
British Airways PLC (BB-/Ba2)
GBP 4,250,000	8.75%		08/23/2016	$7,135,710
Continental Airlines, Inc. (B/B3)
USD 3,000,000	7.57		12/01/2006	2,400,000
Delta Air Lines, Inc. (B3)
500,000	6.65		03/15/2004	495,000
Delta Air Lines, Inc.(B)†
2,800,000	10.00		08/15/2008	2,415,000
Delta Air Lines, Inc. (B/B3)
1,500,000	7.90		12/15/2009	1,230,000
United Air Lines, Inc. (BBB-/Ba3)
1,500,000	7.73		07/01/2010	1,185,000
2,453,942	7.19	Ø	04/01/2011	2,103,912
3,385,271	7.78		01/01/2014	2,674,364

				$19,638,986

Automotive Parts – 3.8%
Accuride Corp. (CCC+/Caa1)
USD 8,250,000	9.25%		02/01/2008	$8,229,375
Advanced Accessory Systems (B-/B2)†
3,000,000	10.75		06/15/2011	3,210,000
Allied Holdings, Inc. (B-/Caa1)
3,174,000	8.63		10/01/2007	2,983,560
American Axle & Manufacturing, Inc. (BB-/Ba2)
6,000,000	9.75		03/01/2009	6,390,000
Anchor Lamina, Inc
1,500,000	9.88		02/01/2008	530,625
Collins & Aikman Products (B-/B2)
2,625,000	10.75		12/31/2011	2,218,125
Dana Corp. (BB/Ba3)
EUR 1,500,000	9.00		08/15/2011	1,880,902
USD 1,000,000	9.00		08/15/2011	1,110,000
Delco Remy International, Inc. (B-/B2)
USD 4,750,000	8.63		12/15/2007	4,738,125
Delco Remy International, Inc. (CCC+/B3)
750,000	10.63		08/01/2006	712,500
3,750,000	11.00		05/01/2009	3,440,625
Exide Holding Europe S.A. (CC)
DEM 1,500,000	9.13		04/15/2004	819,217
Federal-Mogul Corp. Ø
USD 2,375,000	7.50		01/15/2009	427,500
Foamex LP (B-/B3)
2,000,000	10.75		04/01/2009	1,760,000
Foamex LP (CCC+/Caa2)
3,000,000	9.88		06/15/2007	1,950,000
Intermet Corp. (B+/B2)
1,750,000	9.75		06/15/2009	1,754,375
JL French Automotive Castings (CCC+/Caa1)
1,250,000	11.50		06/01/2009	743,750
Keystone Automotive Operations, Inc. (B-/B3)†
3,500,000	9.75		11/01/2013	3,640,000
LucasVarity PLC
GBP 5,400,000	10.88		07/10/2020	10,316,634
Navistar International Corp. (B/B2)
USD 2,500,000	8.00		02/01/2008	2,537,500
Navistar International Corp. (BB-/Ba3)
3,750,000	9.38		06/01/2006	4,125,000
Prestolite Electric, Inc. (B-/Caa1)
2,074,000	9.63		02/01/2008	1,552,907
Stanadyne Automotive Corp. (B/Caa1)
4,000,000	10.25		12/15/2007	3,670,000
Stoneridge, Inc. (B/B2)
3,000,000	11.50		05/01/2012	3,480,000
Tenneco Automotive, Inc. (CCC+/B2)
2,000,000	10.25		07/15/2013	2,210,000
Tenneco Automotive, Inc. (CCC+/Caa1)
5,000,000	11.63		10/15/2009	5,162,500
The Goodyear Tire & Rubber Co. (BB-/B1)
CHF 1,000,000	5.38		03/17/2006	732,683
The Goodyear Tire & Rubber Co. (B+/B1)
EUR 3,250,000	6.38		06/06/2005	3,715,998
USD 7,000,000	7.86		08/15/2011	5,967,500
TRW Automotive (B+/B1)†
2,500,000	9.38		02/15/2013	2,837,500
TRW Automotive (B+/B2)
5,000,000	11.00	†	02/15/2013	5,900,000
EUR 9,250,000	11.75		02/15/2013	11,129,031
UIS, Inc. (B/B3)†
USD 5,500,000	9.38		06/15/2013	5,623,750
Venture Holdings Trust Ø
5,750,000	9.50		07/01/2005	1,092,500

				$116,592,182

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest		Maturity
Amount •	Rate		Date	Value
Corporate Bonds – (continued)

Building Materials – 4.2%
Atrium Cos., Inc. (B-/B3)
USD 4,000,000	10.50%		05/01/2009	$4,290,000
Better Minerals & Aggregates (CC/Caa3)
3,000,000	13.00		09/15/2009	1,890,000
Carmeuse Lime B.V. (B+/Ba3)
EUR 12,750,000	10.75		07/15/2012	16,357,750
FIMEP/Legrand S.A. (B+)
15,250,000	11.00		02/15/2013	20,893,103
FIMEP/Legrand S.A. (B+/B1)
USD 5,750,000	10.50		02/15/2013	6,698,750
Grohe Holding GMBH (B/B2)
EUR 10,000,000	11.50		11/15/2010	13,003,765
Heidelbergcement Finance B.V. (BB+/Ba1)†
6,000,000	7.38		07/15/2010	7,349,450
Jacuzzi Brands, Inc. (B/B3)†
USD 3,750,000	9.63		07/01/2010	3,975,000
Legrand S.A. (B+/Ba3)
13,550,000	8.50		02/15/2025	14,227,500
Nortek, Inc. (B+/B1)
1,000,000	9.25		03/15/2007	1,032,500
3,000,000	9.13		09/01/2007	3,097,500
2,000,000	8.88		08/01/2008	2,080,000
Sanitec International S.A. (B/B3)
EUR 12,875,000	9.00		05/15/2012	14,051,613
Texas Industries, Inc. (BB-/B1)†
USD 10,000,000	10.25		06/15/2011	11,100,000
USG Corp. Ø
1,500,000	9.25		09/15/2049	1,365,000
USG Corp. (Caa3) Ø
2,000,000	8.50		08/01/2005	1,940,000
Werner Holdings Co., Inc. (CCC+/B2)
9,000,000	10.00		11/15/2007	6,750,000

				$130,101,931

Capital Goods-Others – 2.7%
AGCO Corp. (BB/Ba3)
USD 1,500,000	9.50%		05/01/2008	$1,635,000
Alfa Laval AB (BB+/Ba1)
EUR 10,258,000	12.13		11/15/2010	14,292,067
Columbus McKinnon Corp. (B-/B3)†
USD 2,750,000	10.00		08/01/2010	2,921,875
Dresser, Inc. (B/B2)
3,750,000	9.38		04/15/2011	3,853,125
Flender Holdings GMBH (B-/B2)
EUR 1,000,000	11.00		08/01/2010	1,259,740
5,000,000	11.00	†	08/01/2010	6,298,699
Flowserve Corp. (B/B2)
USD 3,000,000	12.25		08/15/2010	3,480,000
Flowserve Finance B.V.(B)
EUR 953,000	12.25		08/15/2010	1,239,259
General Binding Corp. (B-/Caa1)
USD 5,500,000	9.38		06/01/2008	5,500,000
Luxfer Holdings PLC (CCC+/Caa1)
GBP 4,000,000	10.13		05/01/2009	5,011,532
Metaldyne Corp. (B/Caa1)
USD 5,000,000	11.00		06/15/2012	4,200,000
NMHG Holding Co. (B+/B3)
5,000,000	10.00		05/15/2009	5,500,000
Rexnord Corp. (B-/B3)
12,750,000	10.13		12/15/2012	14,152,500
Simonds Industries, Inc. Ø
750,000	10.25		07/01/2008	225,000
Terex Corp. (B/B3)
1,000,000	10.38		04/01/2011	1,127,500
2,000,000	9.25		07/15/2011	2,190,000
Thermadyne Holdings Corp.(C) Ø
4,000,000	12.50		06/01/2008	40
Trench Electric S.A. (CCC+/B3)
10,500,000	10.25		12/15/2007	10,500,000

				$83,386,337

Chemicals – 6.2%
Avecia Group PLC (CCC+/Caa1)
USD 16,750,000	11.00%		07/01/2009	$15,577,500
250,000	11.00	†	07/01/2009	232,500
Clariant AG
CHF 5,000,000	4.25		03/15/2008	3,510,695
Dynea International Oy (CCC/Caa1)
EUR 9,940,000	12.25		08/15/2010	7,501,547
Equistar Chemicals LP (BB-)
USD 2,000,000	7.55		02/15/2026	1,530,000
Equistar Chemicals LP (BB-/B1)
2,750,000	10.13		09/01/2008	2,887,500
3,750,000	10.63	†	05/01/2011	3,909,375
Ethyl Corp. (B/B2)
5,250,000	8.88		05/01/2010	5,512,500
General Chemicals Industries Ø
1,500,000	10.63		05/01/2009	465,000
Hercules, Inc. (BB-/Ba2)
2,500,000	11.13		11/15/2007	2,906,250
HMP Equity Holdings Corp. (CCC+)†@
10,000,000	0.00		05/15/2008	5,000,000
Huntsman Advanced Materials LLC (B/B2)†
5,000,000	11.00		07/15/2010	5,450,000
Huntsman ICI Chemicals (CCC+/Caa1)
EUR 4,000,000	10.13		07/01/2009	4,040,456
Huntsman ICI Holdings LLC (B-/B3)
USD 2,500,000	9.88		03/01/2009	2,637,500
Huntsman ICI Holdings LLC (CCC+/Caa1)
2,250,000	10.13		07/01/2009	2,143,125
Huntsman ICI Holdings LLC (CCC+/Caa2)@
20,500,000	0.00		12/31/2009	7,790,000
Huntsman International LLC (B-/B3)†
750,000	9.88		03/01/2009	787,500
Huntsman International LLC (CCC+/Caa1)
EUR 5,875,000	10.13		07/01/2009	5,934,419
IMC Global, Inc. (B+/B1)†
USD 3,000,000	10.88		08/01/2013	3,060,000

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest		Maturity
Amount •	Rate		Date	Value
Corporate Bonds – (continued)

Chemicals – (continued)
IMC Global, Inc. (B-/B2)
USD 26,000	7.63%		11/01/2005	$26,000
Ineos Group Holdings PLC (B+/B1)
EUR 7,250,000	10.50		08/01/2010	9,385,642
ISP Chemco, Inc. (BB-/B2)
USD 3,500,000	10.25		07/01/2011	3,902,500
Lucite International Finance PLC (B/B3)
EUR 14,500,000	10.25		05/15/2010	18,266,226
Lyondell Chemical Co. (BB-/Ba3)
USD 6,000,000	9.88		05/01/2007	6,090,000
1,500,000	9.50		12/15/2008	1,481,250
4,000,000	10.50		06/01/2013	4,060,000
Noveon, Inc
8,786,250	13.00		08/31/2011	9,840,600
Noveon, Inc. (B/B3)
7,000,000	11.00		02/28/2011	8,050,000
OM Group, Inc. (B-/Caa1)
3,500,000	9.25		12/15/2011	3,535,000
Rhodia S.A. (B/Ba3)
3,000,000	8.88	†	06/01/2011	2,670,000
EUR 750,000	9.25		06/01/2011	761,939
1,500,000	9.25	†	06/01/2011	1,467,278
Rhodia S.A. (B+/Ba2)
2,000,000	8.00		06/01/2010	2,147,943
Rockwood Specialties, Inc. (B-/B3)†
USD 5,000,000	10.63		05/15/2011	5,412,500
Royster-Clark, Inc. (B/Caa1)
2,500,000	10.25		04/01/2009	2,087,500
Salt Holdings Corp. (B-)†§
8,750,000	0.00/12.75		12/15/2012	6,212,500
7,750,000	0.00/12.00		06/01/2013	4,727,500
Solutia Europe S.A. N.V. (CCC-/Caa1)
EUR 3,000,000	6.25		02/14/2005	3,308,994
Sovereign Specialty Chemicals, Inc. (B-/Caa1)
USD 6,750,000	11.88		03/15/2010	6,716,250
Witco Corp. (BB+/Ba2)
7,000,000	7.75		04/01/2023	6,090,000
3,250,000	6.88		02/01/2026	2,762,500

				$189,877,989

Conglomerates – 6.0%
ABB International Finance Ltd. (BB-/B1)
CHF 4,000,000	3.00%		08/19/2004	$2,993,533
JPY 550,000,000	0.50		09/20/2005	4,620,379
USD 10,000,000	4.63		05/16/2007	10,312,500
EUR 13,500,000	11.00		01/15/2008	17,711,825
ABB International Finance N.V. (BB-/B1)
750,000	3.50		12/29/2003	862,080
10,375,000	5.38		06/30/2005	11,744,751
ABB Ltd. (BB-/B1)
CHF 2,500,000	3.75		09/30/2009	1,772,831
Actuant Corp. (B+/B2)
USD 1,450,000	13.00		05/01/2009	1,848,750
Blount, Inc. (CCC/Caa1)
2,500,000	7.00		06/15/2005	2,462,500
Blount, Inc. (CCC/Caa2)
USD 7,000,000	13.00		08/01/2009	6,685,000
Bombardier Capital Funding Ltd. (BBB-/Baa3)
GBP 5,250,000	6.75		05/14/2009	8,801,345
Bombardier, Inc. (BBB-/Baa3)
5,000,000	6.25		02/23/2006	8,450,071
USD 1,000,000	6.75	†	05/01/2012	1,057,500
Britax Group PLC (B-/B3)
EUR 16,000,000	11.25		05/15/2011	18,855,460
Invensys PLC (B/Ba3)
11,500,000	5.50		04/01/2005	13,285,494
USD 750,000	7.13		01/15/2007	772,500
1,000,000	6.50		01/15/2010	968,868
3,000,000	6.50	†	01/15/2010	2,846,250
Mark IV Industries, Inc. (B/Caa1)
10,007,000	7.50		09/01/2007	8,505,950
SPX Corp. (BB+/Ba3)
1,000,000	6.25		06/15/2011	1,010,000
5,500,000	7.50		01/01/2013	5,898,750
The Manitowoc Co., Inc. (B/B2)
EUR 4,500,000	10.38		05/15/2011	5,590,458
Trimas Corp. (B/B3)
USD 7,250,000	9.88		06/15/2012	7,286,250
Tyco International Group S.A. (BBB-/Ba2)
1,500,000	6.38		02/15/2006	1,585,680
EUR 11,875,000	6.13		04/04/2007	14,338,973
13,000,000	5.50		11/19/2008	15,244,593
USD 5,000,000	6.75		02/15/2011	5,293,800
4,000,000	6.38		10/15/2011	4,157,840

				$184,963,931

Consumer Cyclicals — Services – 1.7%
APCOA, Inc. (CCC+/Caa3)
USD 3,000,000	9.25%		03/15/2008	$1,050,000
Brickman Group Ltd. (B/B2)
2,000,000	11.75		12/15/2009	2,280,000
Buhrmann U.S., Inc. (B-/B2)
1,250,000	12.25		11/01/2009	1,387,500
H&E Equipment Services LLC (B-/B3)
3,000,000	11.13		06/15/2012	2,700,000
Integrated Electrical Services, Inc. (B+/B2)
2,500,000	9.38		02/01/2009	2,631,250
Interline Brands, Inc. (B-/Caa1)†
6,500,000	11.50		05/15/2011	7,020,000
MSX Intenational, Inc. (B/B2)†
2,500,000	11.00		10/15/2007	2,500,000
MSX International, Inc. (B-/Caa1)
1,000,000	11.38		01/15/2008	770,000
Penhall International Corp. (B-/Caa3)
3,000,000	12.00		08/01/2006	2,587,500
The Shaw Group, Inc. (BB-/Ba2)†
4,500,000	10.75		03/15/2010	4,747,500

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount •	Rate	Date	Value
Corporate Bonds – (continued)

Consumer Cyclicals — Services – (continued)
United Rentals, Inc. (B+/B2)
USD 4,750,000	9.50%	06/01/2008	$5,023,125
2,750,000	8.80	08/15/2008	2,880,625
2,000,000	9.25	01/15/2009	2,100,000
Volume Services America, Inc. (B-/B3)
3,500,000	11.25	03/01/2009	3,718,750
Wesco Distribution, Inc. (B-/B3)
5,250,000	9.13	06/01/2008	5,302,500
Williams Scotsman, Inc. (B/B3)
4,250,000	9.88	06/01/2007	4,292,500

			$50,991,250

Consumer Products – 2.8%
Armkel LLC (B/B2)
USD 4,250,000	9.50%	08/15/2009	$4,706,875
Briggs & Stratton Corp. (BB+/Ba1)
2,500,000	8.88	03/15/2011	2,875,000
Cabot Safety Corp. (B/B3)
5,500,000	12.50	07/15/2005	5,616,875
Doane Pet Care Co. (CCC/B2)
6,000,000	10.75	03/01/2010	6,300,000
Jafra Cosmetics International, Inc. (B-/B3)
2,000,000	10.75	05/15/2011	2,160,000
Johnsondiversey Holdings, Inc. (B/B3)†§
5,000,000	0.00/10.67	05/15/2013	3,700,000
Johnsondiversey, Inc. (B2)
EUR 2,000,000	9.63	05/15/2012	2,507,869
Johnsondiversey, Inc. (B/B2)
USD 2,500,000	9.63	05/15/2012	2,762,500
Jostens, Inc. (B/B3)
7,000,000	12.75	05/01/2010	8,050,000
Norcross Safety Products LLC (B-/B3)†
4,000,000	9.88	08/15/2011	4,280,000
Oxford Industries, Inc. (B/B2)†
3,500,000	8.88	06/01/2011	3,692,500
Playtex Products, Inc. (CCC+/B3)
4,000,000	9.38	06/01/2011	3,880,000
Remington Arms Co., Inc. (B-/B2)
2,500,000	10.50	02/01/2011	2,600,000
Safilo Capital International S.A. (B/B3)
EUR 12,750,000	9.63	05/15/2013	13,323,054
Sealy Mattress Co. (B-/B3)
USD 2,500,000	9.88	12/15/2007	2,575,000
1,500,000	10.88	12/15/2007	1,560,000
Sola International, Inc. (BB-/Ba3)
2,000,000	6.88	03/15/2008	1,986,000
EUR 3,000,000	11.00	03/15/2008	3,814,051
Texon International PLC
DEM 2,250,000	10.00	02/01/2010	400,704
United Industries Corp. (B-/B3)
USD 8,500,000	9.88	04/01/2009	8,882,500

			$85,672,928

Defense – 0.1%
Alliant Techsystems, Inc. (B/B2)
USD 1,500,000	8.50%	05/15/2011	$1,653,750
Condor Systems, Inc. Ø
2,000,000	11.88	05/01/2009	540,000

			$2,193,750

Electric – 5.6%
AES Drax Holdings Ltd. (D/Caa2)
GBP 4,250,000	9.07%	12/31/2025	$5,549,997
Allegheny Energy Supply Co. LLC (CCC+/B3)
USD 1,000,000	7.80	03/15/2011	910,000
3,500,000	8.75 †	04/15/2012	3,259,375
Aquila, Inc. (B/Caa1)
1,500,000	7.00	07/15/2004	1,500,000
1,000,000	6.88	10/01/2004	997,500
5,000,000	9.95	02/01/2011	5,225,000
Avon Energy Partners Holding (CC/Caa1)†
750,000	7.05	12/11/2007	688,920
2,000,000	6.46	03/04/2008	1,788,500
Calpine Canada Energy Finance (CCC+/Caa1)
12,500,000	8.50	05/01/2008	9,156,250
Calpine Corp.(B)†
500,000	8.50	07/15/2010	456,250
9,000,000	8.75	07/15/2013	8,212,500
Calpine Corp. (CCC+/Caa1)
7,250,000	4.00 #	12/26/2004	6,715,312
1,250,000	8.63	08/15/2010	887,500
7,000,000	8.50	02/15/2011	4,970,000
CMS Energy Corp. (B+/B3)
3,250,000	9.88	10/15/2007	3,558,750
2,500,000	8.50	04/15/2011	2,612,500
Edison Mission Energy (B/B2)
1,500,000	10.00	08/15/2008	1,402,500
2,000,000	9.88	04/15/2011	1,850,000
Elwood Energy LLC (BB/Ba2)
2,363,550	8.16	07/05/2026	2,339,915
Ipalco Enterprises, Inc. (BB-/Ba1)
1,250,000	8.38	11/14/2008	1,362,500
2,000,000	8.63	11/14/2011	2,180,000
Midwest Generation LLC (B/B2)
1,000,000	8.30	07/02/2009	980,000
5,500,000	8.56	01/02/2016	5,390,000
Mirant Americas Generation LLC(D) Ø
8,250,000	7.63	05/01/2006	6,888,750
4,000,000	8.30	05/01/2011	3,320,000
Mirant Mid-Atlantic LLC(D) Ø
2,236,320	9.13	06/30/2017	2,191,593
Monongahela Power Co. (B-/Ba2)
4,000,000	7.36	01/15/2010	3,782,000
NRG Northeast Generating LLC (D/Baa2) Ø
4,051,953	8.07	12/15/2004	4,051,953
NRG South Central LLC(D) Ø
4,507,500	8.96	03/15/2016	4,507,500
2,000,000	9.48 †	09/15/2024	2,000,000

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest		Maturity
Amount •	Rate		Date	Value
Corporate Bonds – (continued)

Electric – (continued)
Pacific Gas & Electric Co. (B2)†#
USD 3,500,000	8.33%		10/31/2049	$3,548,125
Pacific Gas & Electric Co. (CCC/Ba3)
1,165,000	6.75		10/01/2023	1,198,494
2,000,000	7.05		03/01/2024	2,025,000
Pacific Gas & Electric Co. (D/B2) Ø
3,750,000	6.55		12/08/2005	3,734,962
PG&E Corp.†
1,750,000	6.88		07/15/2008	1,848,490
Portland General Electric (BBB+/Baa2)
5,000,000	9.31		08/11/2021	5,798,940
Reliant Resources, Inc. (B/B1)†
2,000,000	9.25		07/15/2010	1,790,000
6,500,000	9.50		07/15/2013	5,785,000
South Point Energy Center LLC (B/B2)†
1,783,663	8.40		05/30/2012	1,667,725
4,000,000	9.83		05/30/2019	3,560,000
TECO Energy, Inc. (BB+/Ba1)
5,500,000	10.50		12/01/2007	6,201,250
2,000,000	7.20		05/01/2011	2,015,000
The AES Corp. (B+/B2)†
1,000,000	8.75		05/15/2013	1,067,500
2,000,000	9.00		05/15/2015	2,142,500
The AES Corp. (B-/B3)
8,500,000	9.50		06/01/2009	9,073,750
7,000,000	9.38		09/15/2010	7,420,000
GBP 1,875,000	8.38		03/01/2011	2,861,916
The AES Corp. (B-/Caa1)
USD 4,500,000	8.38		08/15/2007	4,500,000
2,000,000	8.50		11/01/2007	2,000,000
Utilicorp Canada Finance Corp. (B/Caa1)
6,000,000	7.75		06/15/2011	5,639,580

				$172,613,297

Energy – 1.9%
AmeriGas Partners LP (BB-/B2)
USD 2,000,000	8.88%		05/20/2011	$2,170,000
Benton Oil & Gas Co. (B-/Caa2)
3,500,000	9.38		11/01/2007	3,500,000
El Paso Energy Partners (BB-/B1)
2,500,000	8.50		06/01/2011	2,725,000
El Paso Production Holding Co. (B+/B2)†
14,000,000	7.75		06/01/2013	13,440,000
Ferrellgas Partners LP (B/B2)
1,500,000	8.75		06/15/2012	1,635,000
Grant Prideco Escrow, Inc. (BB-/Ba3)
500,000	9.00		12/15/2009	542,500
Grant Prideco, Inc. (BB-/Ba3)
1,500,000	9.63		12/01/2007	1,657,500
GulfTerra Energy Partners LP (BB-/B1)
2,500,000	8.50		06/01/2010	2,725,000
1,500,000	10.63		12/01/2012	1,770,000
Paramount Resources Ltd. (B/B2)
2,000,000	7.88		11/01/2010	2,000,000
Peabody Energy Corp. (BB-/Ba3)
USD 2,500,000	6.88		03/15/2013	2,631,250
Preem Holdings AB (B/B2)
EUR 2,000,000	10.63		03/31/2011	2,229,217
Star Gas Partners LP (B/B3)
USD 3,000,000	10.25		02/15/2013	3,225,000
Tesoro Petroleum Corp. (B/B3)
1,500,000	9.00		07/01/2008	1,503,750
6,750,000	9.63		04/01/2012	6,969,375
Vintage Petroleum, Inc. (B/B1)
4,000,000	9.75		06/30/2009	4,260,000
2,500,000	7.88		05/15/2011	2,643,750
Vintage Petroleum, Inc. (BB-/Ba3)
2,000,000	8.25		05/01/2012	2,190,000
Westport Resources Corp. (B+/Ba3)
1,750,000	8.25		11/01/2011	1,929,375

				$59,746,717

Entertainment – 1.1%
EMI Group PLC (BBB-/Ba1)
GBP 6,000,000	9.75%		05/20/2008	$10,526,762
EUR 3,000,000	8.63	†	10/15/2013	3,596,354
Six Flags, Inc. (B-/B2)
USD 3,000,000	9.50		02/01/2009	2,943,750
3,000,000	8.88		02/01/2010	2,850,000
5,000,000	9.75		04/15/2013	4,900,000
Universal City Development Partners (B-/B2)†
8,750,000	11.75		04/01/2010	10,062,500

				$34,879,366

Environmental – 1.0%
Allied Waste North America, Inc. (BB-/Ba3)
USD 4,125,000	8.88%		04/01/2008	$4,558,125
2,000,000	8.50		12/01/2008	2,190,000
1,000,000	7.88		01/01/2009	1,037,500
1,500,000	7.88		04/15/2013	1,601,250
Allied Waste North America, Inc. (B+/B2)
15,000,000	10.00		08/01/2009	16,312,500
IESI Corp. (B-/B3)
2,750,000	10.25		06/15/2012	2,983,750
Marsulex, Inc. (B2)
2,000,000	9.63		07/01/2008	2,000,000
Synagro Technologies, Inc. (B/B3)
1,500,000	9.50		04/01/2009	1,650,000

				$32,333,125

Food – 3.2%
American Seafoods Group LLC (B/B3)
USD 4,000,000	10.13%		04/15/2010	$4,800,000
Aurora Foods, Inc. (D/Ca)
1,000,000	9.88		02/15/2007	690,000
4,750,000	9.88	Ø	02/15/2007	3,277,500
2,500,000	8.75	Ø	07/01/2008	1,700,000
Barry Callebaut Services N.V. (BB-/B1)
EUR 7,500,000	9.25		03/15/2010	9,535,127

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount •	Rate	Date	Value
Corporate Bonds – (continued)

Food – (continued)
Burns Philp Capital Property Ltd. (B-/B3)†
USD 4,500,000	10.75%	02/15/2011	$4,747,500
5,500,000	9.75	07/15/2012	5,637,500
Dean Foods Co. (BB-/Ba2)
750,000	8.15	08/01/2007	821,250
2,500,000	6.90	10/15/2017	2,550,000
Dole Food Co. (BB-/B2)
8,000,000	8.63 #	05/01/2009	8,640,000
3,000,000	8.88	03/15/2011	3,247,500
Domino’s, Inc. (B-/B3)†
5,500,000	8.25	07/01/2011	5,816,250
Eagle Family Foods (CCC+/Caa2)
5,000,000	8.75	01/15/2008	3,400,000
Land O’ Lakes, Inc. (B-/B2)
8,750,000	8.75	11/15/2011	7,481,250
New World Pasta Co.
3,500,000	9.25	02/15/2009	700,000
Premier International Foods PLC (B-/B3)
7,000,000	12.00	09/01/2009	7,630,000
Swift & Co. (B/B2)†
4,500,000	12.50	01/01/2010	5,107,500
Swift & Co. (B+/B1)
4,000,000	10.13	10/01/2009	4,480,000
United Biscuits Finance (B/B1)
EUR 5,500,000	10.63	04/15/2011	7,191,982
GBP 6,500,000	10.75	04/15/2011	12,236,280

			$99,689,639

Gaming – 2.7%
Ameristar Casinos, Inc. (B/B2)
USD 4,000,000	10.75%	02/15/2009	$4,600,000
Autotote Corp. (B/B2)
3,082,000	12.50	08/15/2010	3,613,645
Boyd Gaming Corp. (B+/B1)
2,000,000	8.75	04/15/2012	2,170,000
Chukchansi Economic Development Authority†
3,250,000	14.50	06/15/2009	3,965,000
Circus & Eldorado (B+/B1)
7,000,000	10.13	03/01/2012	7,166,250
Inn of the Mountain Gods (B/Caa1)†
6,500,000	12.00	11/15/2010	6,792,500
Isle of Capri Casinos, Inc. (B/B2)
3,500,000	9.00	03/15/2012	3,832,500
Kerzner International Ltd. (B+/B2)
3,750,000	8.88	08/15/2011	4,073,437
Mandalay Resort Group (BB+/Ba2)
250,000	6.45	02/01/2006	259,375
Mandalay Resort Group (BB-/Ba3)
3,250,000	10.25	08/01/2007	3,745,625
2,000,000	9.38	02/15/2010	2,295,000
MGM Mirage, Inc. (BB-/Ba2)
250,000	9.75	06/01/2007	283,750
5,000,000	8.38	02/01/2011	5,562,500
Mirage Resorts, Inc. (BB+/Ba1)
USD 4,125,000	7.25	08/01/2017	4,166,250
Mohegan Tribal Gaming Authority (BB-/Ba3)
4,000,000	8.00	04/01/2012	4,350,000
MTR Gaming Group, Inc. (B+/B2)
3,000,000	9.75	04/01/2010	3,157,500
Park Place Entertainment Corp. (BB+/Ba1)
1,500,000	7.50	09/01/2009	1,629,375
Park Place Entertainment Corp. (BB-/Ba2)
500,000	8.88	09/15/2008	555,000
6,750,000	7.88	03/15/2010	7,290,000
2,500,000	8.13	05/15/2011	2,731,250
Pinnacle Entertainment, Inc. (CCC+/Caa1)
2,250,000	9.25	02/15/2007	2,303,438
Resorts International Hotel & Casino, Inc. (B/B2)
3,500,000	11.50	03/15/2009	3,622,500
Venetian Casino Resort LLC (B-/B3)
4,750,000	11.00	06/15/2010	5,462,500

			$83,627,395

Health Care – 5.0%
Alliance Imaging, Inc. (B-/B3)
USD 6,000,000	10.38%	04/15/2011	$6,360,000
AmeriPath, Inc. (B-/B3)
6,250,000	10.50	04/01/2013	6,593,750
Dade Behring, Inc. (B+/B3)
2,250,000	11.91	10/03/2010	2,548,125
DJ Orthopedics LLC (B-/B3)
2,250,000	12.63	06/15/2009	2,503,125
Fisher Scientific International, Inc. (B+/B2)
1,500,000	8.13	05/01/2012	1,612,500
Fresenius Medical Care Capital Trust (BB-/Ba2)
DEM 8,600,000	7.38	02/01/2008	5,258,423
EUR 2,000,000	7.38	06/15/2011	2,368,543
Healthsouth Corp. Ø
USD 500,000	3.25	04/01/2049	430,000
Healthsouth Corp. (D/C) Ø
2,000,000	10.75	10/01/2008	1,720,000
Healthsouth Corp. (D/Caa2) Ø
6,750,000	6.88	06/15/2005	6,176,250
1,000,000	7.00	06/15/2008	870,000
2,250,000	7.63	06/01/2012	1,957,500
Herbalife International, Inc. (B/B3)
4,250,000	11.75	07/15/2010	4,887,500
Hudson Respiratory Care, Inc. (CC/Ca)
3,500,000	9.13	04/15/2008	2,940,000
Medex, Inc. (B-/B3)†
3,000,000	8.88	05/15/2013	3,217,500
NDCHealth Corp. (B/B2)
3,500,000	10.50	12/01/2012	3,911,250
NYCO Holdings 2 APS†‡
EUR 4,429,818	16.00	09/30/2013	5,207,532
NYCO Holdings 2 APS (B-/B3)
2,500,000	11.50	03/31/2013	3,091,297
15,000,000	11.50 †	03/31/2013	18,547,781
PerkinElmer, Inc. (BB-/Ba3)
USD 8,000,000	8.88	01/15/2013	8,730,000

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest		Maturity
Amount •	Rate		Date	Value
Corporate Bonds – (continued)

Health Care – (continued)
Psychiatric Solutions, Inc. (B-/B3)†
2,500,000	10.63%		06/15/2013	$2,731,250
Quintiles Transnational Corp. (B/B3)†
6,000,000	10.00		10/01/2013	6,285,000
Senior Housing Properties Trust (BB+/Ba2)
3,000,000	7.88		04/15/2015	3,165,000
Service Corp. International (BB-/B1)
2,500,000	6.00		12/15/2005	2,550,000
1,750,000	7.20		06/01/2006	1,798,125
500,000	6.88		10/01/2007	510,000
1,000,000	7.70		04/15/2009	1,037,500
Sirona Dental Systems (B-/B2)
DEM 17,750,000	9.13		07/15/2008	10,747,769
Stewart Enterprises, Inc. (B+/B2)
USD 1,000,000	10.75		07/01/2008	1,130,000
Sybron Dental Specialties, Inc. (B/B2)
4,750,000	8.13		06/15/2012	5,094,375
Team Health, Inc. (B-/B2)
5,750,000	12.00		03/15/2009	6,095,000
Tenet Healthcare Corp. (BB-/Ba3)
9,500,000	7.38		02/01/2013	9,238,750
Triad Hospitals Holdings, Inc. (B/B2)
5,500,000	11.00		05/15/2009	6,050,000
US Oncology, Inc. (B+/B2)
5,000,000	9.63		02/01/2012	5,387,500
Vanguard Health Systems, Inc. (CCC+/B3)
2,250,000	9.75		08/01/2011	2,379,375
Ventas Realty LP (BB-/Ba3)
2,000,000	9.00		05/01/2012	2,220,000

				$155,350,720

Home Construction – 0.2%
KB HOME (BB-/Ba3)
USD 4,000,000	7.75%		02/01/2010	$4,230,000
Standard Pacific Corp. (B+/Ba3)
1,750,000	9.25		04/15/2012	1,925,000

				$6,155,000

Insurance – 0.3%
Willis Corroon Corp. (BB+/Ba2)
USD 8,650,000	9.00%		02/01/2009	$9,169,000

Lodging – 1.5%
Capstar Hotel Co. (CCC/Caa1)
USD 500,000	8.75%		08/15/2007	$497,500
Corrections Corp. of America (B/B1)
4,000,000	9.88		05/01/2009	4,485,000
2,000,000	7.50		05/01/2011	2,090,000
Gaylord Entertainment Co. (B-/B3)†
3,000,000	8.00		11/15/2013	3,075,000
HMH Properties, Inc. (B+/Ba3)
3,250,000	8.45		12/01/2008	3,380,000
Host Marriott LP (B+/Ba3)
USD 644,000	7.88		08/01/2005	660,905
1,000,000	8.38		02/15/2006	1,060,000
4,375,000	9.50		01/15/2007	4,834,375
1,750,000	7.88		08/01/2008	1,806,875
5,000,000	7.13	†	11/01/2013	5,000,000
Meristar Hospitality Operating Partnership LP (CCC+/B2)
1,500,000	10.50		06/15/2009	1,629,375
3,000,000	9.13		01/15/2011	3,172,500
RFS Partnership LP (B-/B2)
4,000,000	9.75		03/01/2012	4,280,000
Royal Caribbean Cruises Ltd. (BB+/Ba2)
3,500,000	8.75		02/02/2011	3,920,000
1,750,000	7.25		03/15/2018	1,688,750
Starwood Hotels & Resorts Worldwide, Inc. (BB+/Ba1)
1,000,000	7.88		05/01/2012	1,105,000
3,500,000	7.38		11/15/2015	3,692,500

				$46,377,780

Media — Broadcasting & Radio – 1.9%
Antenna TV S.A. (B+/B1)
USD 1,250,000	9.00%		08/01/2007	$1,212,500
EUR 2,500,000	9.75		07/01/2008	2,815,547
Clear Channel Communications, Inc. (BBB-/Ba1)
USD 3,000,000	8.00		11/01/2008	3,442,500
Corus Entertainment, Inc. (B+/B1)
1,750,000	8.75		03/01/2012	1,925,000
Emmis Escrow Corp. (B-/B3)§
2,559,000	0.00/12.50		03/15/2011	2,328,690
Entravision Communications Corp. (B-/B3)
3,000,000	8.13		03/15/2009	3,180,000
Prosiebensat 1 Media AG (Ba3)
EUR 9,000,000	5.88		03/28/2006	10,240,465
SBS Broadcasting S.A. (B/B2)
3,500,000	12.00		06/15/2008	4,622,432
Sinclair Broadcast Group, Inc. (B/B2)
USD 3,000,000	8.00		03/15/2012	3,165,000
Vivendi Universal S.A. (BB/B1)†
15,000,000	9.25		04/15/2010	17,475,000
EUR 2,500,000	9.50		04/15/2010	3,410,586
Young Broadcasting, Inc. (B-/B2)
USD 1,000,000	8.50		12/15/2008	1,077,500
Young Broadcasting, Inc. (CCC+/Caa1)
2,039,000	8.75		06/15/2007	2,059,390
1,019,000	10.00		03/01/2011	1,082,688

				$58,037,298

Media — Broadcast Towers – 1.3%
American Tower Corp. (CCC/Caa1)
USD 1,000,000	5.00	%Δ	02/15/2007	$910,850
14,250,000	9.38		02/01/2009	14,962,500
American Tower Escrow Corp. (CCC/B3)@
2,750,000	0.00		08/01/2008	1,876,875

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest		Maturity
Amount •	Rate		Date	Value
Corporate Bonds – (continued)

Media — Broadcast Towers – (continued)
Crown Castle International Corp. (CCC/B3)
USD 5,500,000	0.00/10.38	%§	05/15/2011	$5,596,250
5,500,000	0.00/11.25	§	08/01/2011	5,555,000
2,000,000	10.75		08/01/2011	2,245,000
Crown Castle UK Finance PLC
GBP 3,750,000	9.00		03/30/2007	6,321,654
SpectraSite, Inc. (CCC+/B3)†
USD 1,500,000	8.25		05/15/2010	1,590,000

				$39,058,129

Media-Cable – 4.2%
Adelphia Communications Corp. Ø
USD 2,250,000	3.25	%Δ	05/01/2005	$945,068
250,000	7.88		05/01/2009	198,750
3,250,000	9.38		11/15/2009	2,713,750
1,750,000	10.88		10/01/2010	1,426,250
3,750,000	10.25		06/15/2011	3,131,250
Avalon Cable Holding Finance (CCC-/Caa1)§
2,000,000	0.00/11.88		12/01/2008	2,050,000
Century Communications Corp. Ø@
4,750,000	0.00		01/15/2008	2,185,000
Charter Communications Holdings II (CCC-/Caa1)†
3,000,000	10.25		09/15/2010	3,045,000
Charter Communications Holdings LLC (CCC-/Ca)
1,500,000	10.00		04/01/2009	1,245,000
12,000,000	10.75		10/01/2009	10,140,000
3,500,000	9.63		11/15/2009	2,817,500
3,000,000	0.00/11.75	§	01/15/2010	2,212,500
19,250,000	0.00/9.92	§	04/01/2011	14,533,750
10,000,000	0.00/11.75	§	05/15/2011	5,800,000
1,000,000	10.00		05/15/2011	802,500
Charter Communications, Inc. (CCC-/Ca)
2,500,000	5.75		10/15/2005	2,250,000
1,500,000	4.75		06/01/2006	1,263,750
CSC Holdings, Inc. (BB-/B1)
7,750,000	8.13		07/15/2009	8,040,625
1,000,000	7.63		04/01/2011	1,017,500
CSC Holdings, Inc. (B+/B2)
750,000	10.50		05/15/2016	821,250
Diamond Holdings PLC (C/Caa2)
500,000	9.13		02/01/2008	502,500
GBP 1,500,000	10.00		02/01/2008	2,543,925
FrontierVision Holdings LP Ø
USD 3,000,000	11.00		10/15/2006	3,090,000
8,000,000	11.88		09/15/2007	8,000,000
Insight Midwest LP (B+/B2)
2,500,000	10.50		11/01/2010	2,612,500
Mediacom Broadband LLC (B+/B2)
1,500,000	11.00		07/15/2013	1,567,500
Mediacom LLC (B+/B2)
2,750,000	8.50		04/15/2008	2,612,500
4,750,000	9.50		01/15/2013	4,512,500
Ono Finance PLC (CCC-/Caa3)
EUR 4,500,000	13.00		05/01/2009	4,806,749
USD 3,000,000	13.00		05/01/2009	2,703,750
EUR 2,500,000	14.00		07/15/2010	2,670,416
Renaissance Media Group LLC (CCC+/B3)
USD 3,000,000	10.00		04/15/2008	3,003,750
Telewest Communications PLC (Ca)
2,250,000	0.00/9.25	§	04/15/2009	1,006,875
Telewest Communications PLC (C/Ca)
2,000,000	6.00	†Ø	07/07/2005	1,300,180
5,000,000	11.25	Ø	11/01/2008	2,725,000
GBP 15,000,000	0.00/9.88	§	04/15/2009	10,938,878
USD 2,250,000	0.00/11.38	§	02/01/2010	928,125
1,000,000	9.88	Ø	02/01/2010	517,500
Telewest Communications PLC (D/Ca) Ø
8,000,000	11.00		10/01/2007	4,340,000
Videotron Ltee (B+/Ba3)†
2,000,000	6.88		01/15/2014	2,050,000

				$129,072,091

Media-Non Cable – 0.6%
DIRECTV Holdings LLC (B/B1)
USD 5,000,000	8.38%		03/15/2013	$5,612,500
Echostar DBS Corp. (BB-/Ba3)
5,000,000	9.38		02/01/2009	5,287,500
4,500,000	6.38	†	10/01/2011	4,483,125
Lamar Media Corp. (B/Ba3)
2,500,000	7.25		01/01/2013	2,637,500
PX Escrow Corp. (CC/Ca)
1,000,000	9.63		02/01/2006	800,000

				$18,820,625

Metals – 1.0%
AK Steel Corp. (B+/B2)
USD 500,000	7.88%		02/15/2009	$350,000
1,750,000	7.75		06/15/2012	1,190,000
Earle M. Jorgensen Co. (B-/B2)
2,250,000	9.75		06/01/2012	2,446,875
Haynes International, Inc. (CCC-/Ca)
1,500,000	11.63		09/01/2004	796,875
Kaiser Aluminum & Chemical Corp. Ø
2,750,000	10.88		10/15/2006	2,090,000
2,500,000	9.88		02/15/2049	1,900,000
Teksid Aluminium Lux (B-/B2)†
EUR 7,000,000	11.38		07/15/2011	8,208,627
UCAR Finance, Inc. (B/B3)
USD 9,750,000	10.25		02/15/2012	10,798,125
Wolverine Tube, Inc. (B+/B1)
1,000,000	7.38	†	08/01/2008	860,000
3,000,000	10.50		04/01/2009	2,880,000

				$31,520,502

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest		Maturity
Amount •	Rate		Date	Value
Corporate Bonds – (continued)

Packaging – 5.0%
Applied Extrusion Technologies, Inc. (B-/Caa1)
USD 3,500,000	10.75%		07/01/2011	$2,660,000
BSN Glasspack Obligation (B-/B1)†
EUR 1,750,000	9.25		08/01/2009	2,123,271
Caraustar Industries, Inc. (BB/Ba3)
USD 2,750,000	7.38		06/01/2009	2,805,000
Chesapeake Corp. (BB/B1)
7,000,000	7.20		03/15/2005	7,035,000
Chesapeake Corp. (B+/B2)
GBP 500,000	10.38		11/15/2011	886,134
Consolidated Container Co. LLC (CCC/Caa2)
USD 5,000,000	10.13		07/15/2009	3,050,000
Constar International, Inc. (B/Caa1)
4,500,000	11.00		12/01/2012	3,780,000
Crown Cork & Seal Finance PLC (B/B3)
2,250,000	7.00		12/15/2006	2,261,250
Crown Cork & Seal Finance S.A. (B/B3)
EUR 7,750,000	6.00		12/06/2004	8,728,197
Crown Euro Holdings S.A. (B/B2)
USD 12,000,000	10.88		03/01/2013	13,680,000
Crown Euro Holdings S.A. (B+)
EUR 12,000,000	10.25		03/01/2011	15,325,866
Crown Euro Holdings S.A. (B+/B1)
USD 2,000,000	9.50		03/01/2011	2,220,000
Graham Packaging Co. (CCC+/Caa1)
3,500,000	4.74	#	01/15/2008	3,097,500
7,750,000	8.75	†	01/15/2008	7,982,500
Graham Packaging Co. (CCC+/Caa2)
18,000,000	10.75		01/15/2009	18,540,000
IFCO Systems N.V. (B-/B2)†
EUR 2,500,000	10.38		10/15/2010	3,033,244
Impress Group B.V. (B-/B2)
3,000,000	10.50		05/25/2007	3,378,657
Impress Metal Pack Holdings (CCC+/B3)
DEM 15,875,000	9.88		05/29/2007	8,387,327
Kloeckner Pentaplast S.A. (B/B2)
EUR 2,000,000	9.38		02/15/2012	2,461,427
2,000,000	9.38	†	02/15/2012	2,461,427
Owens Brockway Glass Container (BB/B1)
USD 8,000,000	8.88		02/15/2009	8,660,000
Owens Brockway Glass Container (B+/B2)
4,500,000	8.25		05/15/2013	4,713,750
Owens-Illinois, Inc. (B+/B3)
7,500,000	7.15		05/15/2005	7,706,250
Pliant Corp. (B-/B3)
5,500,000	11.13		09/01/2009	5,940,000
Pliant Corp. (B-/Caa1)
13,000,000	13.00		06/01/2010	12,415,000

				$153,331,800

Paper – 2.9%
Ainsworth Lumber Co. Ltd. (B-/B3)
USD 4,000,000	12.50%		07/15/2007	4,560,000
Buckeye Technologies, Inc. (B/Caa1)
1,000,000	9.25	†	09/15/2008	1,005,000
1,500,000	8.00		10/15/2010	1,410,000
Doman Industries Ltd. (D/Ca) Ø
1,125,000	8.75		03/15/2004	180,000
Fort James Corp. (BB+/Ba2)
EUR 7,750,000	4.75		06/29/2004	8,998,141
USD 250,000	6.88		09/15/2007	263,750
Georgia-Pacific Corp. (BB+/Ba2)
7,000,000	9.38		02/01/2013	8,085,000
Georgia-Pacific Corp. (BB+/Ba3)
1,250,000	7.50		05/15/2006	1,318,750
5,000,000	8.13		05/15/2011	5,437,500
1,000,000	9.50		12/01/2011	1,160,000
1,500,000	7.70		06/15/2015	1,560,000
1,000,000	8.25		03/01/2023	980,000
JSG Funding PLC (B/B2)
8,750,000	9.63		10/01/2012	9,712,500
EUR 7,250,000	10.13		10/01/2012	9,217,290
JSG Funding PLC (B/B3)
USD 2,909,402	15.50‡		10/01/2013	3,345,812
Kappa Beheer B.V. (B/B2)
EUR 8,000,000	0.00/12.50	§	07/15/2009	9,241,962
7,750,000	10.63		07/15/2009	9,762,983
MDP Acquisitions PLC (B/B3)‡
3,491,285	15.50		10/01/2013	4,621,057
Stone Container Corp. (B/B2)
USD 1,500,000	9.25		02/01/2008	1,635,000
3,500,000	9.75		02/01/2011	3,815,000
Tembec Industries, Inc. (BB/Ba3)
4,000,000	8.50		02/01/2011	3,880,000

				$90,189,745

Pipelines – 4.6%
Dynegy Holdings, Inc. (B-/B3)†
USD 5,000,000	10.13%		07/15/2013	$5,400,000
Dynegy Holdings, Inc. (CCC+/Caa2)
4,000,000	8.75		02/15/2012	3,760,000
El Paso CGP Co. (B/Caa1)
1,000,000	6.20		05/15/2004	997,500
2,000,000	7.63		09/01/2008	1,715,000
4,000,000	7.75		06/15/2010	3,370,000
1,000,000	10.75		10/01/2010	1,010,000
1,000,000	7.75		10/15/2035	745,000
2,000,000	7.42		02/15/2037	1,460,000
El Paso Corp. (B/Caa1)
EUR 14,250,000	5.75		03/14/2006	14,931,835
11,000,000	7.13		05/06/2009	10,664,248
USD 1,500,000	7.38		12/15/2012	1,260,000
7,000,000	7.80		08/01/2031	5,250,000
6,750,000	7.75		01/15/2032	5,113,125

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount •	Rate	Date	Value
Corporate Bonds – (continued)

Pipelines – (continued)
El Paso Natural Gas Co. (B+/B1)
USD 1,500,000	7.63%	08/01/2010	$1,477,500
2,000,000	8.63	01/15/2022	1,910,000
4,000,000	7.50	11/15/2026	3,570,000
6,500,000	8.38	06/15/2032	6,045,000
Northwest Pipeline Corp. (B+/B1)
3,500,000	6.63	12/01/2007	3,666,250
SEMCO Energy, Inc. (BB/Ba2)†
1,000,000	7.13	05/15/2008	1,020,000
1,000,000	7.75	05/15/2013	1,030,000
Sonat, Inc. (B/Caa1)
3,250,000	7.63	07/15/2011	2,738,125
Southern Natural Gas Co. (B+/B1)
4,000,000	8.88	03/15/2010	4,400,000
3,000,000	7.35	02/15/2031	2,812,500
1,500,000	8.00	03/01/2032	1,500,000
Tennessee Gas Pipeline Co. (B+/B1)
1,500,000	7.50	04/01/2017	1,488,750
4,500,000	7.00	10/15/2028	4,016,250
5,500,000	8.38	06/15/2032	5,568,750
1,500,000	7.63	04/01/2037	1,402,500
The Williams Cos., Inc. (B+/B3)
7,250,000	9.25	03/15/2004	7,413,125
3,000,000	8.63	06/01/2010	3,285,000
10,375,000	8.13	03/15/2012	11,153,125
1,000,000	7.63	07/15/2019	980,000
14,000,000	7.88	09/01/2021	13,860,000
1,000,000	7.50	01/15/2031	937,500
Transcontinental Gas Pipe Line Corp. (B+/B1)
1,750,000	6.13	01/15/2005	1,785,000
TransMontaigne, Inc. (B+/B3)†
3,500,000	9.13	06/01/2010	3,780,000

			$141,516,083

Publishing – 3.3%
Advanstar Communications, Inc. (B-/B3)†
USD 3,500,000	10.75%	08/15/2010	$3,718,750
Advanstar Communications, Inc. (CCC+/Caa2)
5,000,000	12.00	02/15/2011	5,000,000
Advanstar, Inc.§
2,875,000	0.00/15.00	10/15/2011	2,041,250
American Lawyer Media, Inc. (CCC/Caa3)
4,000,000	9.75	12/15/2007	3,805,000
American Media Operations, Inc. (B-/B2)
4,000,000	10.25	05/01/2009	4,280,000
3,000,000	8.88	01/15/2011	3,247,500
Dex Media East LLC (B/B2)
1,875,000	9.88	11/15/2009	2,118,750
Dex Media East LLC (B/B3)
8,750,000	12.13	11/15/2012	10,500,000
Dex Media West LLC (B/B2)†
2,000,000	8.50	08/15/2010	2,175,000
Dex Media West LLC (B/B3)†
13,000,000	9.88	08/15/2013	14,787,500
Findexa II S.A. (B-/B2)
EUR 1,110,000	10.25	12/01/2011	1,449,862
Houghton Mifflin Co. (B/Caa1)†§
USD 1,000,000	0.00/11.50	10/15/2013	627,500
Liberty Group Operating, Inc. (CCC+/Caa1)
2,000,000	9.38	02/01/2008	1,980,000
Merrill Corp. (CCC+/Caa2)#
1,617,104	12.00	05/01/2009	1,212,828
Moore North American Finance, Inc. (BB-/B1)†
3,000,000	7.88	01/15/2011	3,217,500
PEI Holdings, Inc. (B/B2)
3,250,000	11.00	03/15/2010	3,575,000
Polestar Corp. PLC
GBP 68,885	10.50	05/30/2008	11,683
264,149	12.50 ‡	06/30/2011	44,798
Primedia, Inc. (B/B3)
USD 2,750,000	7.63	04/01/2008	2,736,250
8,000,000	8.88	05/15/2011	8,280,000
4,000,000	8.00 †	05/15/2013	4,080,000
TransWestern Publishing Co. (B/B2)
3,750,000	9.63	11/15/2007	3,881,250
WRC Media Corp. (B-/B3)
4,000,000	12.75	11/15/2009	3,880,000
Yell Finance B.V. (B+/B2)
6,388,000	0.00/13.50 §	08/01/2011	5,769,200
GBP 3,913,000	10.75	08/01/2011	7,565,328
Ziff Davis Media, Inc. (CC)#
USD 431,443	12.00	08/12/2009	388,298

			$100,373,247

Real Estate – 0.3%
CB Richard Ellis Services, Inc. (B+/B1)†
USD 1,000,000	9.75%	05/15/2010	$1,100,000
CB Richard Ellis Services, Inc. (B-/B3)
3,500,000	11.25	06/15/2011	3,850,000
Crescent Real Estate Equities Ltd. (B+/Ba3)
3,250,000	9.25	04/15/2009	3,510,000

			$8,460,000

Retailers — Food & Drug – 2.4%
Ahold Finance USA, Inc. (B+/B1)
USD 3,250,000	8.25%	07/15/2010	$3,501,875
Ahold Lease USA, Inc. (BB-/B1)
1,182,162	7.82	01/02/2020	1,182,162
4,500,000	8.62	01/02/2025	4,500,000
Ahold USA, Inc. (B+/B1)
NLG 3,000,000	6.25	11/28/2006	1,596,390
Big Food Group PLC (B+/B1)
GBP 5,250,000	9.75	06/30/2012	9,081,813
Brake Bros. Finance PLC (B-/B3)†
10,000,000	12.00	12/15/2011	18,655,451
Delhaize America, Inc. (BB+/Ba1)
USD 5,000,000	8.13	04/15/2011	5,512,500

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount •	Rate	Date	Value
Corporate Bonds – (continued)

Retailers — Food & Drug – (continued)
Fleming Cos., Inc. Ø
USD 2,500,000	10.13%	04/01/2008	$412,500
1,500,000	9.25	06/15/2010	247,500
Ingles Markets, Inc. (B+/Ba3)
5,000,000	8.88	12/01/2011	4,812,500
Koninklijke Ahold N.V. (B/B2)
EUR 3,500,000	4.00	05/19/2005	3,941,766
Koninklijke Ahold N.V. (B+/B1)
7,500,000	5.88	05/09/2008	8,533,721
Pathmark Stores, Inc. (B/B2)
USD 2,500,000	8.75	02/01/2012	2,550,000
Rite Aid Corp. (B+/B2)
2,000,000	9.50	02/15/2011	2,260,000
Rite Aid Corp. (B-/Caa2)
3,000,000	7.13	01/15/2007	3,037,500
1,000,000	6.13 †	12/15/2008	952,500
2,750,000	6.88	08/15/2013	2,591,875
Winn Dixie Pass Through Trust (BB/Ba2)†
2,500,000	8.18	09/01/2024	1,876,355

			$75,246,408

Technology – 5.0%
AMI Semiconductor, Inc. (B/B3)
USD 5,250,000	10.75%	02/01/2013	$6,076,875
Amkor Technology, Inc. (B/B1)
2,000,000	9.25	02/15/2008	2,225,000
5,000,000	7.75 †	05/15/2013	5,300,000
Amkor Technology, Inc. (CCC+/B3)
1,500,000	5.75	06/01/2006	1,501,890
2,500,000	5.00	03/15/2007	2,459,375
Avaya, Inc. (B/B3) Δ@
3,000,000	0.00	10/31/2004	1,794,510
Avaya, Inc. (B+/B2)
10,000,000	11.13	04/01/2009	11,750,000
Cooperative Computing, Inc. (B+/B2)†
3,000,000	10.50	06/15/2011	3,240,000
Corning, Inc. (BB+/Ba2)
2,000,000	6.85	03/01/2029	1,780,000
DDi Corp. Ø
375,000	5.25	03/01/2008	138,750
Details, Inc. Ø
2,000,000	12.50	11/15/2007	1,340,000
Fairchild Semiconductor Corp. (B/B2)
2,750,000	10.50	02/01/2009	3,069,688
Global Exchange Services (B/B2)†#
4,000,000	12.00	07/15/2008	3,800,000
Globix Corp.‡
492,118	11.00	05/01/2008	418,300
Infineon Technologies Holdings
EUR 8,500,000	4.25	02/06/2007	9,350,810
Lucent Technologies, Inc. (B-/Caa1)
USD 9,250,000	5.50	11/15/2008	8,556,250
4,750,000	6.45	03/15/2029	3,705,000
Nortel Networks Corp. (B/B3)
27,500,000	4.25	09/01/2008	26,050,475
Nortel Networks Ltd. (B/B3)
USD 3,000,000	6.13	02/15/2006	3,082,500
ON Semiconductor Corp. (CCC+/Caa1)
1,000,000	13.00	05/15/2008	1,165,000
SCG Holding & Semiconductor Corp. (CCC+/Caa2)
1,839,000	12.00	08/01/2009	1,967,730
Telefonaktiebolaget LM Ericsson (BB/B1)
GBP 4,500,000	9.88	06/05/2008	8,059,155
USD 7,750,000	6.50	05/20/2009	7,819,982
Worldspan LP (B-/B2)†
8,000,000	9.63	06/15/2011	7,820,000
Xerox Capital Europe PLC (B+/B1)
EUR 1,750,000	5.25	12/03/2004	2,044,029
Xerox Capital Trust I (B-/B3)
USD 5,750,000	8.00	02/01/2027	5,232,500
Xerox Corp. (B+/B1)
EUR 10,000,000	9.75	01/15/2009	12,713,503
USD 2,250,000	9.75	01/15/2009	2,548,125
2,000,000	7.63	06/15/2013	2,045,000
Xerox Credit Corp. (B+/B1)
JPY 900,000,000	1.50	06/06/2005	7,805,831

			$154,860,278

Telecommunications – 2.9%
360networks, Inc. Ø
USD 806,000	12.50%	12/15/2005	$81
Alaska Communications Systems Holdings (B-/B3)
2,250,000	9.38	05/15/2009	2,238,750
Alaska Communications Systems Holdings (B-/B2)†
2,000,000	9.88	08/15/2011	2,110,000
Carrier1 International S.A. Ø
2,250,000	13.25	02/15/2009	67,500
Colt Telecom Group PLC (B-/B3)
3,098,000	12.00	12/15/2006	3,090,255
EUR 1,125,000	2.00	04/03/2007	1,338,144
DEM 5,750,000	8.88	11/30/2007	3,276,868
7,750,000	7.63	07/31/2008	4,324,634
EUR 2,000,000	7.63	12/15/2009	2,189,548
Eircom Funding (BB+/B1)†
1,000,000	8.25	08/15/2013	1,253,934
1,000,000	8.25	08/15/2013	1,253,935
Energis PLC Ø
USD 4,250,000	9.75	06/15/2009	127,500
Exodus Communications, Inc. Ø
1,500,000	11.25	07/01/2008	30,000
EUR 2,500,000	10.75	12/15/2009	38,315
USD 625,000	10.75	12/15/2009	12,500
2,000,000	11.63	07/15/2010	40,000
FairPoint Communications, Inc. (B/B3)
3,625,000	11.88	03/01/2010	4,241,250
FairPoint Communications, Inc. (B-/Caa1)#
1,500,000	5.48	05/01/2008	1,222,500
Global Crossing Holdings Ltd. Ø
1,500,000	9.13	11/15/2006	142,500
2,500,000	9.63	05/15/2008	237,500

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount •	Rate	Date	Value
Corporate Bonds – (continued)

Telecommunications – (continued)
Global Crossing North America, Inc. Ø
USD 500,000	6.00%	10/15/2013	$52,500
GST Network Funding, Inc. Ø
2,000,000	10.50	05/01/2008	2,500
Jazztel PLC
EUR 355,739	12.00	10/30/2012	240,960
Pathnet, Inc. Ø
USD 1,500,000	12.25	04/15/2008	750
PSINet, Inc. Ø
3,750,000	10.00	02/15/2005	168,750
1,000,000	11.50	11/01/2008	45,000
1,000,000	11.00	08/01/2009	45,000
Qwest Capital Funding, Inc. (CCC+/Caa2)
5,750,000	5.88	08/03/2004	5,728,437
4,500,000	6.25	07/15/2005	4,432,500
6,500,000	7.90	08/15/2010	6,207,500
Qwest Communications International, Inc. (CCC+/Caa1)
4,500,000	7.25	11/01/2008	4,342,500
5,000,000	7.50	11/01/2008	4,875,000
Qwest Corp. (B-/Ba3)
4,500,000	9.13 †	03/15/2012	5,085,000
3,500,000	6.88	09/15/2033	3,132,500
Qwest Services Corp. (CCC+)†
6,000,000	13.50	12/15/2010	7,020,000
3,088,000	14.00	12/15/2014	3,767,360
RSL Communications PLC Ø
1,000,000	12.25	11/15/2006	20,000
625,000	9.13	03/01/2008	12,500
2,000,000	10.13	03/01/2008	40,000
2,000,000	10.50	11/15/2008	40,000
Telus Corp. (BBB/Ba1)
7,500,000	8.00	06/01/2011	8,622,518
TSI Telecommunication Services, Inc. (B-/B3)
4,500,000	12.75	02/01/2009	4,545,000
World Access, Inc. Ø
1,334,000	13.25	01/15/2008	60,030
WorldCom, Inc. Ø
EUR 2,000,000	6.75	05/15/2008	673,409
WorldCom, Inc.-WorldCom Group Ø
USD 2,500,000	8.25	05/15/2010	931,250
3,000,000	7.88	05/15/2049	1,117,500

			$88,444,178

Telecommunications-Cellular – 4.5%
ACC Escrow Corp. (B-/B2)†
USD 8,000,000	10.00%	08/01/2011	$8,720,000
AirGate PCS, Inc. (C/Caa2)§
4,000,000	0.00/13.50	10/01/2009	2,700,000
Alamosa Delaware, Inc. (C/Caa3)
2,750,000	12.50	02/01/2011	2,640,000
Alamosa PCS Holdings, Inc. (C/Caa3)§
6,750,000	0.00/12.88	02/15/2010	5,265,000
Centennial Cellular Communications (CCC/Caa1)†
4,500,000	10.13	06/15/2013	4,657,500
Centennial Cellular Corp. (CCC/Caa2)
USD 4,750,000	10.75	12/15/2008	4,726,250
Horizon PCS, Inc. (D/C) Ø
1,250,000	14.00	10/01/2010	218,750
iPCS, Inc. (Ca) Ø§
2,500,000	0.00/14.00	07/15/2010	250,000
IWO Holdings, Inc. (C/Ca)
3,000,000	14.00	01/15/2011	510,000
Nextel Communications, Inc. (B+/B2)
5,495,000	9.95	02/15/2008	5,783,487
7,000,000	9.38	11/15/2009	7,630,000
4,500,000	5.25	01/15/2010	4,315,140
19,500,000	9.50	02/01/2011	21,937,500
14,000,000	7.38	08/01/2015	14,560,000
Nextel Partners, Inc. (CCC+/Caa1)
2,500,000	12.50	11/15/2009	2,893,750
7,500,000	11.00	03/15/2010	8,306,250
3,000,000	8.13 †	07/01/2011	3,045,000
Partner Communications Co. Ltd. (B-/B2)
4,000,000	13.00	08/15/2010	4,700,000
PTC International Finance II S.A. (BB-/Ba3)
EUR 2,570,000	11.25	12/01/2009	3,244,991
USD 2,500,000	11.25	12/01/2009	2,737,500
Rural Cellular Corp. (CCC/Caa1)†
6,000,000	9.88	02/01/2010	5,970,000
Rural Cellular Corp. (CCC/Caa2)
5,500,000	9.75	01/15/2010	4,922,500
Slovak Wireless Finance Co. (BB-/Ba2)
EUR 1,750,000	11.25	03/30/2007	2,194,386
Triton PCS, Inc. (B+/B2)
USD 3,750,000	8.50	06/01/2013	3,918,750
Triton PCS, Inc. (B-/B3)
6,000,000	9.38	02/01/2011	5,880,000
7,000,000	8.75	11/15/2011	6,720,000
US Unwired, Inc. (C/Caa2)§
2,500,000	0.00/13.38	11/01/2009	1,662,500

			$140,109,254

Textiles – 0.3%
Collins & Aikman Floor Cover (B/B2)
USD 1,750,000	9.75%	02/15/2010	$1,855,000
Day International Group, Inc. (CCC+/Caa1)
3,250,000	9.50	03/15/2008	3,006,250
Galey & Lord, Inc. Ø
2,000,000	9.13	03/01/2008	20,000
Russell Corp. (BB/B1)
2,000,000	9.25	05/01/2010	2,095,000
Warnaco, Inc. (B/B2)†
2,750,000	8.88	06/15/2013	2,942,500

			$9,918,750

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
October 31, 2003

Principal	Interest	Maturity
Amount •	Rate	Date	Value
Corporate Bonds – (continued)

Transportation – 0.1%
Petroleum Helicopters, Inc. (BB-/B1)
USD 1,250,000	9.38%	05/01/2009	$1,343,750
Stena AB (BB/Ba3)
3,000,000	9.63	12/01/2012	3,270,000

			$4,613,750

TOTAL CORPORATE BONDS
(Cost $2,674,626,153)			$2,852,811,945

Emerging Market Debt – 1.8%

APP China Group Ltd. (D/Ca)† Ø
USD 670,000	14.00%	03/15/2010	$134,000
Central Bank of Dominican Republic (B-/B1)
1,340,000	9.50	09/27/2006	1,152,400
Dominican Republic (B-/B1)
5,700,000	9.04	01/23/2013	4,332,000
2,000,000	9.04 †	01/23/2013	1,520,000
Federal Republic of Brazil (B+/B2)
2,000,000	10.00	01/16/2007	2,157,000
11,100,000	14.50	10/15/2009	13,736,250
4,400,000	12.00	04/15/2010	4,967,600
Indah Kiat Finance Mauritius (D/Ca) Ø
1,240,000	10.00	07/01/2007	545,600
Republic of Colombia (BB/Ba2)
7,200,000	10.00	01/23/2012	7,560,000
Republic of Ecuador (CCC+/Caa2)#
14,850,000	7.00	08/15/2030	9,949,500
Russian Federation (BB/Baa3)#
8,100,000	5.00	03/31/2030	7,568,478

TOTAL EMERGING MARKET DEBT
(Cost $53,728,887)			$53,622,828

Shares		Value
Common Stocks* – 0.3%

215	Allstream, Inc.	$10,505
11,625	Allstream, Inc. Class B	584,156
84,126	Aurora Foods, Inc.	2,356
24,334	Axiohm Transaction Solutions, Inc.	243
6,261	Birch Telecom, Inc.~	100
4,064	Brunner Mond	58,792
113,664	Colt Telecom Group PLC	199,033
9,683	Completel Europe N.V.	258,576
225,274	Dobson Communications Corp.	1,953,126
5,384	Genesis Health Ventures, Inc.	144,830
51,605	Globix Corp.	211,580
55,251	Hayes Lemmerz International, Inc.	900,039
8,978	ICG Communications, Inc.	65,539
6,247	Mattress Discounters~	11,249
19,816	NTL, Inc.	1,223,242
33,342	Pathmark Stores, Inc.	228,393
202	Polestar Co.~	3
55,249	Polymer Group, Inc.	303,869
2,881	RSL Communications Ltd.	0
131,073	Song Networks Holding AB	856,445
62,717	SpectraSite, Inc.	2,430,284
14,135	Thermadyne Holdings Corp.	184,886
103,389	Viasystems Group, Inc.~	357,594
17,367	Viatel Holding Ltd.	73,810
13,068	WKI Holding Co., Inc.~	162,561
7,069	World Access, Inc.	7
3,044	WRC Media, Inc.†	30

TOTAL COMMON STOCKS
(Cost $38,530,530)		$10,221,248

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks – 1.0%

Avecia Group PLC (CCC/Caa2)‡
74,034	16.00%	07/01/2010	$1,036,476
Completel Europe N.V.
207	14.00	02/15/2009	533,549
CSC Holdings, Inc. (B/B2)
63,359	11.75	10/01/2007	6,605,175
67,194	11.13	04/01/2008	7,021,773
Dobson Communications Corp.†
3,500	6.00	08/19/2016	682,500
Eagle-Picher Holdings, Inc. (D/Ca)
200	11.75	03/01/2008	1,400,000
Global Crossing Holdings Ltd. Ø
13,156	10.50	12/01/2008	105,248
HLI Operating Co., Inc.
184	8.00	12/31/2049	13,791
Intermedia Communications, Inc. Ø
1	13.50	03/31/2009	1
Lucent Technologies Capital Trust I (CCC-/Caa3)†
1,000	7.75	03/15/2017	1,084,200
Primedia, Inc. (Ca)
77,780	10.00	02/01/2008	7,622,440
Primedia, Inc. (CCC/Ca)
11,000	9.20	11/01/2009	1,034,000
River Holding Corp.
6,948	11.50	04/15/2010	69,480
Rural Cellular Corp. (CCC-/C)‡
3,138	12.25	05/15/2011	197,710
Song Networks Holding AB
21,284	0.00	12/30/2007	0
Spanish Broadcasting System, Inc. (CCC/Caa2)†‡Δ
2,500	10.75	10/15/2013	2,512,500
Ziff Davis Holdings, Inc.
120	10.00	03/31/2010	0

TOTAL PREFERRED STOCKS
(Cost $29,380,526)			$29,918,843

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

	Dividend	Maturity
Shares	Rate	Date	Value
Warrants* – 0.0%

Advanstar Holdings Corp.
2,875		10/15/2011	$29
American Tower Escrow Corp.
2,750		08/01/2008	398,750
ASAT Finance LLC
2,000		11/01/2006	3,000
Asia Pulp & Paper Ltd.
670		03/15/2005	7
Avecia Group PLC
80,000		07/01/2010	90,000
Enitel ASA
2,500		04/03/2005	29
Hayes Lemmerz International, Inc.
5,598		06/03/2006	4,478
Horizon PCS, Inc.
2,500		10/01/2010	3
ICG Communications, Inc.
1,487		10/10/2007	0
IWO Holdings, Inc.
3,000		01/15/2011	30
Knology, Inc.
1,750		10/22/2007	17
Mattress Discounters Holding Corp.
750		07/15/2007	750
MDP Acquisitions PLC
2,500		09/30/2013	5,805
2,500		10/01/2013	15,003
Merrill Corp.
4,228		05/01/2009	42
Nycomed Holding
2,229		09/18/2013	26
Ono Finance PLC (CCC-)
6,250		05/31/2009	71
Pathnet, Inc.
1,500		04/15/2008	15
Pliant Corp.
7,000		06/01/2010	3,500
Thermadyne Holdings Corp.
35,883		05/23/2004	33,647
Ziff Davis Holdings, Inc.
22,000		08/12/2012	220

TOTAL WARRANTS
(Cost $550,448)			$555,422

Principal	Interest	Maturity
Amount •	Rate	Date	Value
Repurchase Agreement – 2.8%

Joint Repurchase Agreement Account II^
USD 85,400,000	1.06%	11/03/2003	$85,400,000
Maturity Value: $85,407,558

TOTAL REPURCHASE AGREEMENT
(Cost $85,400,000)			$85,400,000

TOTAL INVESTMENTS
(Cost $2,882,216,544)			$3,032,530,286

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. The market value of 144A securities amounted to $471,472,098, which represents 15.3% of net assets as of October 31, 2003.

@	Security is issued with a zero coupon. Income is recognized through the accretion of discount.

§	These securities are issued with a zero coupon or dividend rate which increases to the stated rate at a set date in the future.

•	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

As a % of
Currency Description	net assets

CHF = Swiss Franc	0.3%
DEM = German Mark	1.1
EUR = Euro Currency	17.3
GBP = Great Britain Pound	4.4
JPY = Japanese Yen	0.4
NLG = Netherlands Guilder	0.0
USD = United States Dollar	74.8

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2003.

‡	Pay-in-kind securities.

*	Non-income producing securities.

^	Joint repurchase agreement was entered into on October 31, 2003.

Δ	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

Ø	Security in default.

~	Fair valued security.

The percent shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Assets and Liabilities
October 31, 2003

Assets:

Investment in securities, at value (identified cost $2,882,216,544)	$3,032,530,286
Cash, at value	27,616
Foreign currencies, at value (identified cost $2,008,490)	2,009,003
Receivables:
Interest and dividends, at value (net of allowances)	72,539,225
Fund shares sold	13,666,179
Investment securities sold, at value	10,108,779
Forward foreign currency exchange contracts, at value	7,994,777
Reimbursement from investment adviser	96,115

Total assets	$3,138,971,980

Liabilities:

Payables:
Investment securities purchased, at value	23,881,900
Fund shares repurchased	17,313,016
Income distribution	6,488,323
Amounts owed to affiliates	2,672,324
Forward foreign currency exchange contracts, at value	2,179,317
Accrued expenses and other liabilities, at value	323,811

Total liabilities	52,858,691

Net Assets:

Paid-in capital	3,082,966,325
Accumulated undistributed net investment income	36,181,769
Accumulated net realized loss on investment and foreign currency related transactions	(189,776,908)
Net unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	156,742,103

NET ASSETS	$3,086,113,289

Net asset value, offering and redemption price per share: (a)
Class A	$7.79
Class B	$7.80
Class C	$7.79
Institutional	$7.81
Service	$7.80

Shares outstanding:
Class A	233,687,314
Class B	12,550,929
Class C	6,007,512
Institutional	143,409,028
Service	122,742

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	395,777,525

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0471) for Class A shares is $8.16. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Statement of Operations
For the Year Ended October 31, 2003

Investment income:

Interest (net of allowances)	$257,317,177
Dividends	3,779,657

Total income	261,096,834

Expenses:

Management fees	18,002,553
Distribution and Service fees (a)	4,729,596
Transfer Agent fees (b)	3,365,250
Custody and accounting fees	774,924
Registration fees	102,045
Printing fees	53,928
Professional fees	43,336
Trustee fees	10,986
Service share fees	3,424
Other	94,702

Total expenses	27,180,744

Less — expense reductions	(449,766)

Net expenses	26,730,978

NET INVESTMENT INCOME	234,365,856

Realized and unrealized gain (loss) on investment and foreign currency transactions:

Net realized loss from:
Investment transactions	(111,807)
Foreign currency related transactions	(74,419,477)
Net change in unrealized loss on:
Investments	541,444,858
Translation of assets and liabilities denominated in foreign currencies	15,570,453

Net realized and unrealized gain on investment and foreign currency transactions	482,484,027

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$716,849,883

(a)	Class A, Class B, Class C had Distribution and Service fees of $3,615,764, $778,596 and $335,236, respectively.
(b)	Class A, Class B, Class C, Institutional Class and Service Class had Transfer Agent fees of $2,747,980, $147,933, $63,695, $405,368 and $274, respectively.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	October 31, 2003	October 31, 2002

From operations:

Net investment income	$234,365,856	$133,110,522
Net realized loss on investment and foreign currency transactions	(74,531,284)	(43,907,673)
Net change in unrealized gain (loss) on investments and foreign currency	557,015,311	(154,424,958)

Net increase (decrease) in net assets resulting from operations	716,849,883	(65,222,109)

Distributions to shareholders:

From net investment income
Class A Shares	(126,325,801)	(65,560,234)
Class B Shares	(6,252,357)	(4,702,428)
Class C Shares	(2,673,680)	(1,623,628)
Institutional Shares	(93,325,147)	(61,430,955)
Service Shares	(59,029)	(46,104)

Total distributions to shareholders	(228,636,014)	(133,363,349)

From share transactions:

Proceeds from sales of shares	2,300,083,991	1,331,218,660
Reinvestment of dividends	152,657,653	85,814,733
Cost of shares repurchased	(1,425,659,389)	(660,014,732)

Net increase in net assets resulting from share transactions	1,027,082,255	757,018,661

NET INCREASE	1,515,296,124	558,433,203

Net assets:

Beginning of year	1,570,817,165	1,012,383,962

End of year	$3,086,113,289	$1,570,817,165

Accumulated undistributed (distributions in excess of) net investment income	$36,181,769	$(3,350,504)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Notes to Financial Statements
October 31, 2003

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs High Yield Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.
     The Fund invests primarily in non-investment grade fixed-income securities which are considered predominantly speculative by traditional investment standards. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, generally negative perceptions of the junk bond markets and less secondary market liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, net of foreign withholding taxes and reclaims, where applicable. Market discounts, original issue discount and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. Net investment income (other than class specific expenses), unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the funds on a straight-line or pro rata basis depending upon the nature of the expense.

 GOLDMAN SACHS HIGH YIELD FUND

Notes to Financial Statements (continued)
October 31, 2003

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific transfer agency fees.

E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis; (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and the sale of foreign denominated debt obligations; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received.

F. Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management L.P. (“GSAM”) effective at the end of April 2003 and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. The fees payable under the Agreement, and the personnel who manage the Fund, did not change as a result of GSAM’s assumption of responsibilities. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.70% of the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses), to the extent that such expenses exceed, on an annual basis, 0.02% (rounded) of the average daily net assets of the Fund. For the year ended October 31, 2003, GSAM reimbursed approximately $429,000. In addition, the Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction of the Fund’s expenses. For the year ended October 31, 2003, custody fee offsets amounted to approximately $21,000.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75%, and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively.

GOLDMAN SACHS HIGH YIELD FUND

3. AGREEMENTS (continued)
Additionally, under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to receive a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended October 31, 2003, Goldman Sachs advised the Fund that it retained approximately $4,145,000 and $1,000, respectively, for Class A and Class B Shares. Class C Shares did not retain any amounts.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, and Class C Shares and 0.04% of the average daily net assets for Institutional and Services Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, on an annualized basis, of the average daily net assets of the Service Shares.
     As of October 31, 2003, the amounts owed to affiliates were approximately $1,816,000, $504,000, and $352,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments) for the year ended October 31, 2003, were $2,224,890,366 and $1,306,619,243, respectively.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell such contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At October 31, 2003, the Fund had the following outstanding forward foreign currency exchange contracts:

Open Foreign Currency	Contract	Value on		Unrealized	Unrealized
Contracts	Type	Settlement Date	Current Value	Gain	Loss

Euro
expiring 11/14/2003	Purchase	$4,554,728	$4,557,051	$2,323	$—
Great Britain Pound
expiring 11/21/2003	Sale	132,727,421	134,906,738	—	2,179,317
Euro
expiring 11/14/2003	Sale	591,076,534	583,084,080	7,992,454	—

TOTAL OPEN FOREIGN CURRENCY CONTRACTS		$728,358,683	$722,547,869	$7,994,777	$2,179,317

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related

 GOLDMAN SACHS HIGH YIELD FUND

Notes to Financial Statements (continued)
October 31, 2003

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
and offsetting transactions are considered. At October 31, 2003, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

5. JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management International and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At October 31, 2003, the Fund had undivided interests in the following Joint Repurchase Agreement Account II which equaled $85,400,000 in principal amount. At October 31, 2003, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$100,000,000	1.06%	11/03/2003	$100,008,833

Barclays Capital PLC	500,000,000	1.06	11/03/2003	500,044,167

Credit Suisse First Boston Corp.	300,000,000	1.06	11/03/2003	300,026,500

Deutsche Bank Securities, Inc.	420,000,000	1.06	11/03/2003	420,037,100

Greenwich Capital Markets	300,000,000	1.06	11/03/2003	300,026,500

J.P. Morgan Chase & Co.	345,300,000	1.07	11/03/2003	345,330,789

Lehman Brothers, Inc.	250,000,000	1.13	11/03/2003	250,023,438

UBS LLC	600,000,000	1.04	11/03/2003	600,052,000

Westdeutsche Landesbank AG	175,000,000	1.06	11/03/2003	175,015,458

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$2,990,300,000			$2,990,564,785

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the year ended October 31, 2003, the Fund did not have any borrowings under this facility.

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid was as follows:

	For the Year Ended	For the Year Ended
	October 31, 2003	October 31, 2002

Distributions paid from:
Ordinary Income	$228,636,014	$133,363,349

Total taxable distributions	$228,636,014	$133,363,349

GOLDMAN SACHS HIGH YIELD FUND

7. ADDITIONAL TAX INFORMATION (continued)

As of October 31, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$47,495,042
Capital loss carryforward	(183,235,006)
Timing differences (income distribution payable and taxable interest on defaulted securities)	(11,313,272)
Unrealized losses — net	150,200,200

Total accumulated earnings (losses) — net	$3,146,964
Capital loss carryforward years of expiration	2007-2011

At October 31, 2003, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$2,882,942,987

Gross unrealized gain	304,115,206
Gross unrealized loss	(154,527,907)

Net unrealized security gain (loss)	$149,587,299

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

8. CERTAIN RECLASSIFICATIONS

In order to account for permanent book/tax differences, the Fund reclassified $33,802,431 to undistributed net investment income from accumulated net realized loss on investments and foreign currency related transactions. These reclassifications have no impact on the net asset value of the Fund. Reclassifications result primarily from the difference in the tax treatment of net foreign currency gains.

 GOLDMAN SACHS HIGH YIELD FUND

Notes to Financial Statements (continued)
October 31, 2003

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Year Ended		For the Year Ended
	October 31, 2003		October 31, 2002

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	225,237,679	$1,601,630,766	111,215,652	$788,296,854
Reinvestment of dividends and distributions	11,324,263	82,547,326	5,592,766	39,435,362
Shares repurchased	(123,570,514)	(905,186,583)	(64,334,700)	(455,149,710)

	112,991,428	778,991,509	52,473,718	372,582,506

Class B Shares
Shares sold	5,768,535	41,296,281	3,603,897	25,835,891
Reinvestment of dividends and distributions	428,619	3,116,718	279,507	1,967,359
Shares repurchased	(2,111,876)	(15,323,429)	(1,702,036)	(11,966,163)

	4,085,278	29,089,570	2,181,368	15,837,087

Class C Shares
Shares sold	4,080,160	29,178,609	2,225,834	15,960,801
Reinvestment of dividends and distributions	193,927	1,414,300	114,624	800,369
Shares repurchased	(1,418,424)	(10,156,552)	(915,358)	(6,327,422)

	2,855,663	20,436,357	1,425,100	10,433,748

Institutional Shares
Shares sold	88,751,553	627,584,051	70,020,306	500,870,907
Reinvestment of dividends and distributions	9,041,529	65,570,523	6,199,692	43,602,284
Shares repurchased	(68,026,313)	(494,928,174)	(26,074,371)	(186,486,166)

	29,766,769	198,226,400	50,145,627	357,987,025

Service Shares
Shares sold	53,621	394,284	35,131	254,207
Reinvestment of dividends and distributions	1,222	8,786	1,346	9,359
Shares repurchased	(9,404)	(64,651)	(12,175)	(85,271)

	45,439	338,419	24,302	178,295

NET INCREASE	149,744,577	$1,027,082,255	106,250,115	$757,018,661

GOLDMAN SACHS HIGH YIELD FUND

High Yield Fund Tax Information (Unaudited)

For the year ended October 31, 2003, 11.41% of the dividends paid from net investment company taxable income by the High Yield Fund qualify for the dividends received deduction available to corporations.

The High Yield Fund designates 11.97% of the dividends paid during 2003 as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

 GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from				Distributions to
		investment operations				shareholders

	Net asset				Total
	value,	Net		Net realized	from	From net
	beginning	investment		and unrealized	investment	investment
	of year	income		gain (loss)	operations	income

FOR THE YEARS ENDED OCTOBER 31,

2003 - Class A Shares	$6.38	$0.65	(b)	$1.40	$2.05	$(0.64)
2003 - Class B Shares	6.39	0.60	(b)	1.39	1.99	(0.58)
2003 - Class C Shares	6.38	0.59	(b)	1.40	1.99	(0.58)
2003 - Institutional Shares	6.39	0.68	(b)	1.41	2.09	(0.67)
2003 - Service Shares	6.39	0.64	(b)	1.40	2.04	(0.63)

2002 - Class A Shares	7.24	0.68	(b)	(0.86)	(0.18)	(0.68)
2002 - Class B Shares	7.24	0.63	(b)	(0.85)	(0.22)	(0.63)
2002 - Class C Shares	7.24	0.62	(b)	(0.85)	(0.23)	(0.63)
2002 - Institutional Shares	7.25	0.70	(b)	(0.85)	(0.15)	(0.71)
2002 - Service Shares	7.24	0.67	(b)	(0.84)	(0.17)	(0.68)

2001 - Class A Shares	8.18	0.83	(b)	(0.93)	(0.10)	(0.84)
2001 - Class B Shares	8.18	0.77	(b)	(0.93)	(0.16)	(0.78)
2001 - Class C Shares	8.17	0.77	(b)	(0.92)	(0.15)	(0.78)
2001 - Institutional Shares	8.19	0.86	(b)	(0.93)	(0.07)	(0.87)
2001 - Service Shares	8.19	0.82	(b)	(0.94)	(0.12)	(0.83)

2000 - Class A Shares	9.07	0.84	(b)	(0.78)	0.06	(0.95)
2000 - Class B Shares	9.08	0.78	(b)	(0.80)	(0.02)	(0.88)
2000 - Class C Shares	9.07	0.78	(b)	(0.80)	(0.02)	(0.88)
2000 - Institutional Shares	9.08	0.88	(b)	(0.79)	0.09	(0.98)
2000 - Service Shares	9.08	0.83	(b)	(0.78)	0.05	(0.94)

1999 - Class A Shares	9.16	0.85		(0.10)	0.75	(0.84)
1999 - Class B Shares	9.16	0.77		(0.09)	0.68	(0.76)
1999 - Class C Shares	9.16	0.78		(0.11)	0.67	(0.76)
1999 - Institutional Shares	9.17	0.90	(b)	(0.12)	0.78	(0.87)
1999 - Service Shares	9.17	0.86	(b)	(0.12)	0.74	(0.83)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charge. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	expenses	income	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return (a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$7.79	33.34%	$1,821,032	1.17%	8.97%	1.19%	8.95%	54%
7.80	32.31	97,894	1.92	8.25	1.94	8.23	54
7.79	32.36	46,812	1.92	8.21	1.94	8.19	54
7.81	33.98	1,119,417	0.77	9.42	0.79	9.40	54
7.80	33.16	958	1.27	8.86	1.29	8.84	54

6.38	(2.98)	770,011	1.16	9.54	1.19	9.51	36
6.39	(3.56)	54,065	1.91	8.83	1.94	8.80	36
6.38	(3.57)	20,107	1.91	8.81	1.94	8.78	36
6.39	(2.59)	726,140	0.76	9.95	0.79	9.92	36
6.39	(2.93)	494	1.26	9.50	1.29	9.47	36

7.24	(1.54)	493,739	1.16	10.55	1.22	10.49	57
7.24	(2.28)	45,514	1.91	9.83	1.97	9.77	57
7.24	(2.28)	12,494	1.91	9.82	1.97	9.76	57
7.25	(1.14)	460,253	0.76	10.96	0.82	10.90	57
7.24	(1.65)	384	1.26	10.49	1.32	10.43	57

8.18	0.38	409,224	1.16	9.54	1.21	9.49	55
8.18	(0.48)	37,085	1.91	8.79	1.96	8.74	55
8.17	(0.48)	8,933	1.91	8.78	1.96	8.73	55
8.19	0.77	420,284	0.76	9.99	0.81	9.94	55
8.19	0.15	396	1.26	9.39	1.31	9.34	55

9.07	8.06	524,674	1.16	9.06	1.22	9.00	59
9.08	7.38	39,907	1.91	8.30	1.97	8.24	59
9.07	7.26	10,078	1.91	8.26	1.97	8.20	59
9.08	8.49	257,498	0.76	9.50	0.82	9.44	59
9.08	7.95	280	1.26	8.92	1.32	8.86	59

 GOLDMAN SACHS HIGH YIELD FUND

Report of Ernst & Young LLP,
Independent Auditors

To the Shareholders and Board of Trustees
Goldman Sachs Trust

We have audited the accompanying statement of assets and liabilities of Goldman Sachs High Yield Fund (one of the funds comprising the Goldman Sachs Trust) (the “Fund”), including the statement of investments, as of October 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999 were audited by other auditors whose report, dated December 10, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, audited by us, referred to above present fairly, in all material respects, the financial position of Goldman Sachs High Yield Fund at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States.

New York, New York

December 18, 2003

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Ashok N. Bakhru Age: 61	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994- March 1996 and November 1998-Present); Executive Vice President – Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996- November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992- Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors – III and IV (November 1998- Present), and Equity- Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-Present).	62	None

			Chairman of the Board and Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 62	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975- May 2003). Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).	62	None
Patrick T. Harker Age: 45	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999- Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997- August 2000).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

				Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Mary P. McPherson Age: 68	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985- Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997- Present).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Wilma J. Smelcer Age: 54	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001- Present).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 64	Trustee	Since 1987	President, COO and Director Unext, Inc. (provider of educational services via the internet) (1999-Present); Director, Cantilever Technologies, Inc. (a private software company) (1999- Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999).	62	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Interested Trustees

*Gary D. Black Age: 43	Trustee	Since 2002	Managing Director, Goldman Sachs (June 2001-Present); Executive Vice President, AllianceBernstein (investment adviser) (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (investment adviser) (January 1999- October 2000); and Senior Research Analyst Sanford Bernstein (investment adviser) (February 1992-December 1998).	62	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Number of
		Term of		Portfolios in
		Office and		Fund
		Length of		Complex
	Position(s) Held	Time	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

*James A. McNamara Age: 41	Trustee & Vice President	Since 2002	Managing Director, Goldman Sachs (December 1998- Present); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).	62	None

		Since 2001	Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 53	Trustee	Since 1990	Advisory Director – GSAM (May 1999- Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999).	62	None

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Kaysie P. Uniacke Age: 42	Trustee & President	Since 2001	Managing Director, GSAM (1997-Present).	62	None

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

		Since 2002	President – Goldman Sachs Mutual Fund Complex (2002-Present) (registered investment companies).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (1997- 2002) (registered investment companies).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.

[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2003, the Trust consisted of 56 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 42	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 38	Treasurer	Since 1997	Managing Director, Goldman Sachs (December 2003-Present) Vice President, Goldman Sachs (July 1995-December 2003). Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 43	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 41	Vice President & Trustee	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

		Since 2002	Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 38	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

F U N D S P R O F I L E
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $337.2 billion in assets under management as of THE GOLDMAN September 30, 2003 — our investment professionals bring firsthand knowledge of local
SACHS ADVANTAGE markets toevery investment decision, making us one of the few truly global asset managers. Our goal is to deliver:
G O L D M A N S A C H S F U N D S
Strong, Consistent In building a globally diversified INTERNATIONAL
Investment Results portfolio, you can select from more than EQUITY
50 Goldman Sachs Funds and gain access Global Resources and Global Researchto investment opportunities across borders, investment styles,asset classes Team Approach and security capitalizations. Disciplined Processes DOMESTIC EQUITY
Innovative, Value-Added Investment Products SPECIALTY FIXED ALLOCATION Thoughtful Solutions INCOMEASSET Risk Management
MONEY Outstanding MARKET Client Service Risk/Return Lower Domestic Equity Funds Small Cap Value Fund
Dedicated Service Asset Allocation Funds CORESM Small Cap Equity Fund
Teams Balanced Fund Mid Cap Value Fund Excellence and Asset Allocation Portfolios
Concentrated Growth Fund Integrity International Equity Funds
Growth Opportunities Fund Fixed Income Funds Asia Growth Fund Research Select FundSM High Yield Fund Emerging Markets Equity Fund Strategic Growth Fund High Yield Municipal Fund International Growth Capital Growth Fund Global Income Fund Opportunities Fund Large Cap Value Fund Core Fixed Income Fund Japanese Equity Fund Growth and Income Fund Municipal Income Fund European Equity Fund CORESM Large Cap Growth Fund Government Income Fund International Equity Fund CORESM Large Cap Value Fund Short Duration Tax-Free Fund CORESM International Equity Fund CORESM U.S. Equity Fund Short Duration Government Fund Ultra-Short Duration Government Specialty Funds Fund Internet Tollkeeper FundSM Enhanced Income Fund CORESM Tax-Managed Equity Fund Real Estate Securities Fund Money Market Funds1
1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005
T R U S T E E S O F F I C E R S Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President Gary D. Black James A. Fitzpatrick, Vice President
John P. Coblentz, Jr. James A. McNamara, Vice President
Patrick T. Harker John M. Perlowski, Treasurer James A. McNamara Howard B. Surloff, Secretary
Mary Patterson McPherson Alan A. Shuch Wilma J.Smelcer
Richard P. Strubel Kaysie P.Uniacke
G O L D M A N , S AC H S & CO. G O L D M A N S AC H S A S S E T M A N AG E M E N T, L . P.
Distributor and Transfer Agent Investment Adviser
Visit our internet address: www.gs.com/funds
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict.Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money. The Goldman Sachs High Yield Fund invests primarily in high yield,lower rated securities which involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Goldman Sachs High Yield Fund’s foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments. Goldman, Sachs & Co. is the distributor of the Fund.
Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: December 30, 2003 / 03-1952 FI/HYAR / 24.7K / 12-03

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Code of Ethics is attached hereto as Exhibit 10(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to annual reports for the year ended October 31, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to annual reports for the year ended October 31, 2003.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
Chief Executive Officer
Goldman Sachs Trust

Date:	January 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
Chief Executive Officer
Goldman Sachs Trust

Date:	January 9, 2004

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Financial Officer
Goldman Sachs Trust

Date:	January 9, 2004